Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 29, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	VZ
Entity Registrant Name	VERIZON COMMUNICATIONS INC
Entity Central Index Key	0000732712
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		2,858,275,417
Entity Public Float			$ 126,583,478,030

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues	$ 115,846	$ 110,875	$ 106,565
Operating Expenses
Cost of services and sales (exclusive of items shown below)	46,275	45,875	44,149
Selling, general and administrative expense	39,951	35,624	31,366
Depreciation and amortization expense	16,460	16,496	16,405
Total Operating Expenses	102,686	97,995	91,920
Operating Income	13,160	12,880	14,645
Equity in earnings of unconsolidated businesses	324	444	508
Other income and (expense), net	(1,016)	(14)	54
Interest expense	(2,571)	(2,827)	(2,523)
Income Before (Provision) Benefit For Income Taxes	9,897	10,483	12,684
(Provision) Benefit for income taxes	660	(285)	(2,467)
Net Income	10,557	10,198	10,217
Net income attributable to noncontrolling interest	9,682	7,794	7,668
Net income attributable to Verizon	875	2,404	2,549
Net Income	$ 10,557	$ 10,198	$ 10,217
Basic Earnings Per Common Share
Net income attributable to Verizon	$ 0.31	$ 0.85	$ 0.9
Weighted-average shares outstanding (in millions)	2,853	2,833	2,830
Diluted Earnings Per Common Share
Net income attributable to Verizon	$ 0.31	$ 0.85	$ 0.9
Weighted-average shares outstanding (in millions)	2,862	2,839	2,833

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 10,557	$ 10,198	$ 10,217
Other Comprehensive Income, net of taxes
Foreign currency translation adjustments	69	(119)	(171)
Unrealized gain (loss) on cash flow hedges	(68)	30	89
Unrealized gain (loss) on marketable securities	29	(7)	29
Defined benefit pension and postretirement plans	936	316	2,451
Other comprehensive income attributable to Verizon	966	220	2,398
Other comprehensive income (loss) attributable to noncontrolling interest	10	1	(35)
Total Comprehensive Income	11,533	10,419	12,580
Comprehensive income attributable to noncontrolling interest	9,692	7,795	7,633
Comprehensive income attributable to Verizon	1,841	2,624	4,947
Total Comprehensive Income	$ 11,533	$ 10,419	$ 12,580

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,093	$ 13,362
Short-term investments	470	592
Accounts receivable, net of allowances of $641 and $802	12,576	11,776
Inventories	1,075	940
Prepaid expenses and other	4,021	4,269
Total current assets	21,235	30,939
Plant, property and equipment	209,575	215,626
Less accumulated depreciation	120,933	127,192
Plant, property and equipment, net	88,642	88,434
Investments in unconsolidated businesses	3,401	3,448
Wireless licenses	77,744	73,250
Goodwill	24,139	23,357
Other intangible assets, net	5,933	5,878
Other assets	4,128	5,155
Total assets	225,222	230,461
Current liabilities
Debt maturing within one year	4,369	4,849
Accounts payable and accrued liabilities	16,182	14,689
Other	6,405	11,223
Total current liabilities	26,956	30,761
Long-term debt	47,618	50,303
Employee benefit obligations	34,346	32,957
Deferred income taxes	24,677	25,060
Other liabilities	6,092	5,472
Equity
Series preferred stock ($.10 par value; none issued)
Common stock ($.10 par value; 2,967,610,119 shares issued in both periods)	297	297
Contributed capital	37,990	37,919
Reinvested earnings (Accumulated deficit)	(3,734)	1,179
Accumulated other comprehensive income	2,235	1,269
Common stock in treasury, at cost	(4,071)	(5,002)
Deferred compensation - employee stock ownership plans and other	440	308
Noncontrolling interest	52,376	49,938
Total equity	85,533	85,908
Total liabilities and equity	$ 225,222	$ 230,461

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances	$ 641	$ 802
Series preferred stock, par value	$ 0.1	$ 0.1
Series preferred stock, issued
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares issued	2,967,610,119	2,967,610,119

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 10,557	$ 10,198	$ 10,217
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,460	16,496	16,405
Employee retirement benefits	8,198	7,426	3,988
Deferred income taxes	(952)	(223)	3,233
Provision for uncollectible accounts	972	1,026	1,246
Equity in earnings of unconsolidated businesses, net of dividends received	77	36	2
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(1,717)	(966)	(859)
Inventories	(136)	208	299
Other assets	306	86	(313)
Accounts payable and accrued liabilities	1,144	(1,607)	1,075
Other, net	(3,423)	(2,900)	(1,930)
Net cash provided by operating activities	31,486	29,780	33,363
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(16,175)	(16,244)	(16,458)
Acquisitions of investments and businesses, net of cash acquired	(913)	(1,797)	(652)
Acquisitions of wireless licenses, net	(3,935)	(221)	(786)
Proceeds from dispositions			2,594
Net change in short-term investments	27	35	(3)
Other, net	494	977	251
Net cash used in investing activities	(20,502)	(17,250)	(15,054)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	4,489	11,060
Repayments of long-term borrowings and capital lease obligations	(6,403)	(11,805)	(8,136)
Increase (decrease) in short-term obligations, excluding current maturities	(1,437)	1,928	(1,097)
Dividends paid	(5,230)	(5,555)	(5,412)
Proceeds from sale of common stock	315	241
Proceeds from access line spin-off			3,083
Special distribution to noncontrolling interest	(8,325)
Other, net	(4,662)	(1,705)	(2,088)
Net cash used in financing activities	(21,253)	(5,836)	(13,650)
Increase (decrease) in cash and cash equivalents	(10,269)	6,694	4,659
Cash and cash equivalents, beginning of period	13,362	6,668	2,009
Cash and cash equivalents, end of period	$ 3,093	$ 13,362	$ 6,668

Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock	Contributed Capital	Reinvested Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interest
Balance at beginning of year (Restatement Adjustment)					$ (1,349)
Balance at beginning of year at Dec. 31, 2009		297	40,108	7,260	(1,372)	(5,000)	89	42,761
Balance at beginning of year (in shares) at Dec. 31, 2009		2,967,610				(131,942)
Employee plans, in Shares (Note 15)						347
Employee plans (Note 15)						13
Telephone access line spin-off (Note 2)					23
Net income attributable to noncontrolling interest	7,668							7,668
Telephone access line spin-off (Note 2)			(2,184)
Net income attributable to Verizon	2,549			2,549
Restricted stock equity grant							97
Foreign currency translation adjustments	(171)				(171)
Other comprehensive income (loss)	(35)							(35)
Dividends declared ($2.03, $1.975, $1.925) per share				(5,441)
Amortization							14
Shareowner plans, in Shares (Note 15)						8
Unrealized gains (losses) on cash flow hedges	89				89
Total comprehensive income	7,633							7,633
Unrealized gains (losses) on marketable securities	29				29
Distributions and other								(2,051)
Other (in Shares)						(9,000)
Other			(2)			(280)
Defined benefit pension and postretirement plans	2,451				2,451
Other comprehensive income					2,398
Balance at end of year (Restatement Adjustment)					1,049
Balance at end of year at Dec. 31, 2010	86,912	297	37,922	4,368	1,049	(5,267)	200	48,343
Balance at end of year (in shares) at Dec. 31, 2010		2,967,610				(140,587)
Employee plans, in Shares (Note 15)						6,982
Employee plans (Note 15)						265
Net income attributable to noncontrolling interest	7,794							7,794
Net income attributable to Verizon	2,404			2,404
Restricted stock equity grant							146
Foreign currency translation adjustments	(119)				(119)
Other comprehensive income (loss)	1							1
Dividends declared ($2.03, $1.975, $1.925) per share				(5,593)
Amortization							(38)
Shareowner plans, in Shares (Note 15)						11
Unrealized gains (losses) on cash flow hedges	30				30
Total comprehensive income	7,795							7,795
Unrealized gains (losses) on marketable securities	(7)				(7)
Distributions and other								(6,200)
Other			(3)
Defined benefit pension and postretirement plans	316				316
Other comprehensive income					220
Balance at end of year (Restatement Adjustment)					1,269
Balance at end of year at Dec. 31, 2011	85,908	297	37,919	1,179	1,269	(5,002)	308	49,938
Balance at end of year (in shares) at Dec. 31, 2011		2,967,610				(133,594)
Employee plans, in Shares (Note 15)						11,434
Employee plans (Note 15)						433
Net income attributable to noncontrolling interest	9,682							9,682
Net income attributable to Verizon	875			875
Restricted stock equity grant							196
Foreign currency translation adjustments	69				69
Other comprehensive income (loss)	10							10
Dividends declared ($2.03, $1.975, $1.925) per share				(5,788)
Amortization							(64)
Shareowner plans, in Shares (Note 15)						13,119
Shareowner plans (Note 15)						498
Unrealized gains (losses) on cash flow hedges	(68)				(68)
Total comprehensive income	9,692							9,692
Unrealized gains (losses) on marketable securities	29				29
Distributions and other								(7,254)
Other (in Shares)						0
Other			71
Defined benefit pension and postretirement plans	936				936
Other comprehensive income					966
Balance at end of year at Dec. 31, 2012	$ 85,533	$ 297	$ 37,990	$ (3,734)	$ 2,235	$ (4,071)	$ 440	$ 52,376
Balance at end of year (in shares) at Dec. 31, 2012		2,967,610				(109,041)

Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends declared, per share	$ 2.03	$ 1.975	$ 1.925

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

Verizon Communications Inc. and Subsidiaries

For the Years Ended December 31, 2012, 2011 and 2010

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (a)(b)	Deductions Note (c)(d)	Balance at End of Period
Allowance for Uncollectible Accounts Receivable:
Year 2012	$802	$972	$113	$1,246	$641
Year 2011	876	1,026	139	1,239	802
Year 2010	976	1,246	103	1,449	876

Valuation Allowance for Deferred Tax Assets:
Year 2012	$2,376	$120	$38	$493	$2,041
Year 2011	3,421	108	25	1,178	2,376
Year 2010	2,942	675	4	200	3,421

(a)	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.

(c)	Amounts written off as uncollectible or transferred to other accounts or utilized.

(d)	Reductions to valuation allowances related to deferred tax assets.

Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies

Note 1

Description of Business and Summary of Significant Accounting Policies

Description of Business

Verizon Communications Inc. (Verizon or the Company) is a holding company, which acting through its subsidiaries is one of the world’s leading providers of communications, information and entertainment products and services to consumers, businesses and governmental agencies with a presence in over 150 countries around the world. We have two reportable segments, Verizon Wireless and Wireline. For further information concerning our business segments, see Note 13.

Verizon Wireless provides wireless communications services across one of the most extensive wireless networks in the United States (U.S.) and has the largest third-generation (3G) and fourth-generation (4G) Long-Term Evolution technology (LTE) networks of any U.S. wireless service provider.

The Wireline segment provides communications products and services including local exchange and long distance voice service, broadband video and data, IP network services, network access and other services to consumers, small businesses and carriers in the United States, as well as to businesses and government customers both in the United States and in over 150 other countries around the world.

Consolidation

The method of accounting applied to investments, whether consolidated, equity or cost, involves an evaluation of all significant terms of the investments that explicitly grant or suggest evidence of control or influence over the operations of the investee. The consolidated financial statements include our controlled subsidiaries. For controlled subsidiaries that are not wholly owned, the noncontrolling interest is included in Net income and Total equity. Investments in businesses which we do not control, but have the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method. Investments in which we do not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method. Equity and cost method investments are included in Investments in unconsolidated businesses in our consolidated balance sheets. Certain of our cost method investments are classified as available-for-sale securities and adjusted to fair value pursuant to the accounting standard related to debt and equity securities. All significant intercompany accounts and transactions have been eliminated.

Basis of Presentation

We have reclassified certain prior year amounts to conform to the current year presentation.

Corporate, eliminations and other during the periods presented include a non-cash adjustment of $0.2 billion in 2010, primarily to adjust wireless service revenues. This adjustment was recorded to properly defer previously recognized wireless service revenues that were earned and recognized in future periods. The adjustment was recorded during 2010, which reduced Net income attributable to Verizon by approximately $0.1 billion.

Use of Estimates

We prepare our financial statements using U.S. generally accepted accounting principles (GAAP), which require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Examples of significant estimates include: the allowance for doubtful accounts, the recoverability of plant, property and equipment, the recoverability of intangible assets and other long-lived assets, unbilled revenues, fair values of financial instruments, unrecognized tax benefits, valuation allowances on tax assets, accrued expenses, pension and postretirement benefit assumptions, contingencies and allocation of purchase prices in connection with business combinations.

Revenue Recognition

Multiple Deliverable Arrangements

In both our Verizon Wireless and Wireline segments, we offer products and services to our customers through bundled arrangements. These arrangements involve multiple deliverables which may include products, services, or a combination of products and services.

On January 1, 2011, we prospectively adopted the accounting standard updates regarding revenue recognition for multiple deliverable arrangements, and arrangements that include software elements. These updates require us to allocate revenue in an arrangement using its best estimate of selling price if neither vendor specific objective evidence (VSOE) nor third party evidence (TPE) of selling price exists.

Verizon Wireless

Our Verizon Wireless segment earns revenue primarily by providing access to and usage of its network. In general, access revenue is billed one month in advance and recognized when earned. Usage revenue is generally billed in arrears and recognized when service is rendered. Equipment sales revenue associated with the sale of wireless handsets and accessories is recognized when the products are delivered to and accepted by the customer, as this is considered to be a separate earnings process from providing wireless services. For agreements involving the resale of third-party services in which we are considered the primary obligor in the arrangements, we record the revenue gross at the time of the sale. For equipment sales, we currently subsidize the cost of wireless devices. The amount of this subsidy is generally contingent on the arrangement and terms selected by the customer. The equipment revenue is recognized up to the amount collected when the wireless device is sold.

Wireline

Our Wireline segment earns revenue based upon usage of its network and facilities and contract fees. In general, fixed monthly fees for voice, video, data and certain other services are billed one month in advance and recognized when earned. Revenue from services that are not fixed in amount and are based on usage is generally billed in arrears and recognized when service is rendered.

We sell each of the services offered in bundled arrangements (i.e., voice, video and data), as well as separately; therefore each product or service has a standalone selling price. For these arrangements revenue is allocated to each deliverable using a relative selling price method. Under this method, arrangement consideration is allocated to each separate deliverable based on our standalone selling price for each product or service. These services include FiOS services, individually or in bundles, and High Speed Internet.

When we bundle equipment with maintenance and monitoring services, we recognize equipment revenue when the equipment is installed in accordance with contractual specifications and ready for the customer’s use. The maintenance and monitoring services are recognized monthly over the term of the contract as we provide the services.

Installation related fees, along with the associated costs up to but not exceeding these fees, are deferred and amortized over the estimated customer relationship period.

For each of our segments we report taxes imposed by governmental authorities on revenue-producing transactions between us and our customers on a net basis.

Maintenance and Repairs

We charge the cost of maintenance and repairs, including the cost of replacing minor items not constituting substantial betterments, principally to Cost of services and sales as these costs are incurred.

Advertising Costs

Costs for advertising products and services as well as other promotional and sponsorship costs are charged to Selling, general and administrative expense in the periods in which they are incurred (see Note 15).

Earnings Per Common Share

Basic earnings per common share are based on the weighted-average number of shares outstanding during the period. Where appropriate, diluted earnings per common share include the dilutive effect of shares issuable under our stock-based compensation plans.

There were a total of approximately 9 million, 6 million and 3 million stock options and restricted stock units outstanding included in the computation of diluted earnings per common share for the years ended December 31, 2012, 2011 and 2010, respectively. Outstanding options to purchase shares that were not included in the computation of diluted earnings per common share, because to do so would have been anti-dilutive for the period, were not significant for the year ended December 31, 2012 and included approximately 19 million and 73 million weighted-average shares for the years ended December 31, 2011 and 2010, respectively.

We are authorized to issue up to 4.25 billion and 250 million shares of common stock and Series Preferred Stock, respectively.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of 90 days or less when purchased to be cash equivalents. Cash equivalents are stated at cost, which approximates quoted market value and include amounts held in money market funds.

Marketable Securities

We have investments in marketable securities, which are considered “available-for-sale” under the provisions of the accounting standard for certain debt and equity securities, and are included in the accompanying consolidated balance sheets in Short-term investments, Investments in unconsolidated businesses or Other assets. We continually evaluate our investments in marketable securities for impairment due to declines in market value considered to be other-than-temporary. That evaluation includes, in addition to persistent, declining stock prices, general economic and company-specific evaluations. In the event of a determination that a decline in market value is other-than-temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Inventories

Inventory consists of wireless and wireline equipment held for sale, which is carried at the lower of cost (determined principally on either an average cost or first-in, first-out basis) or market.

Plant and Depreciation

We record plant, property and equipment at cost. Plant, property and equipment of wireline and wireless operations are generally depreciated on a straight-line basis.

Leasehold improvements are amortized over the shorter of the estimated life of the improvement or the remaining term of the related lease, calculated from the time the asset was placed in service.

When the depreciable assets of our wireline and wireless operations are retired or otherwise disposed of, the related cost and accumulated depreciation are deducted from the plant accounts, and any gains or losses on disposition are recognized in income.

We capitalize and depreciate network software purchased or developed along with related plant assets. We also capitalize interest associated with the acquisition or construction of network-related assets. Capitalized interest is reported as a reduction in interest expense and depreciated as part of the cost of the network-related assets.

In connection with our ongoing review of the estimated remaining average useful lives of plant, property and equipment at our local telephone operations, we determined that there were no changes necessary for average useful lives for 2012, 2011, and 2010. In connection with our ongoing review of the estimated remaining average useful lives of plant, property and equipment at our wireless operations, we determined that changes were necessary to the remaining estimated useful lives as a result of technology upgrades, enhancements, and planned retirements. These changes resulted in increases in depreciation expense of $0.4 billion and $0.3 billion in 2011 and 2010, respectively. While the timing and extent of current deployment plans are subject to ongoing analysis and modification, we believe the current estimates of useful lives are reasonable.

Computer Software Costs

We capitalize the cost of internal-use network and non-network software that has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use network and non-network software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Planning, software maintenance and training costs are expensed in the period in which they are incurred. Also, we capitalize interest associated with the development of internal-use network and non-network software. Capitalized non-network internal-use software costs are amortized using the straight-line method over a period of 3 to 7 years and are included in Other intangible assets, net in our consolidated balance sheets. For a discussion of our impairment policy for capitalized software costs, see “Goodwill and Other Intangible Assets” below. Also, see Note 3 for additional detail of internal-use non-network software reflected in our consolidated balance sheets.

Goodwill and Other Intangible Assets

Goodwill

Goodwill is the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. Impairment testing for goodwill is performed annually in the fourth fiscal quarter. The Company has the option to perform a qualitative assessment to determine if the fair value of the entity is less than its carrying value. However, the Company may elect to perform an impairment test even if no indications of a potential impairment exist. The impairment test for goodwill uses a two-step approach, which is performed at the reporting unit level. We have determined that in our case, the reporting units are our operating segments since that is the lowest level at which discrete, reliable financial and cash flow information is available. Step one compares the fair value of the reporting unit (calculated using a market approach and/or a discounted cash flow method) to its carrying value. If the carrying value exceeds the fair value, there is a potential impairment and step two must be performed. Step two compares the carrying value of the reporting unit’s goodwill to its implied fair value (i.e., fair value of reporting unit less the fair value of the unit’s assets and liabilities, including identifiable intangible assets). If the implied fair value of goodwill is less than the carrying amount of goodwill, an impairment is recognized.

Intangible Assets Not Subject to Amortization

A significant portion of our intangible assets are wireless licenses that provide our wireless operations with the exclusive right to utilize designated radio frequency spectrum to provide wireless communication services. While licenses are issued for only a fixed time, generally ten years, such licenses are subject to renewal by the Federal Communications Commission (FCC). Renewals of licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of our wireless licenses. As a result, we treat the wireless licenses as an indefinite-lived intangible asset. We reevaluate the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life.

We test our wireless licenses for potential impairment annually. We evaluate our licenses on an aggregate basis using a direct value approach. The direct value approach estimates fair value using a discounted cash flow analysis to estimate what a marketplace participant would be willing to pay to purchase the aggregated wireless licenses as of the valuation date. If the fair value of the aggregated wireless licenses is less than the aggregated carrying amount of the licenses, an impairment is recognized.

Interest expense incurred while qualifying activities are performed to ready wireless licenses for their intended use is capitalized as part of wireless licenses. The capitalization period ends when the development is discontinued or substantially complete and the license is ready for its intended use.

Intangible Assets Subject to Amortization and Long-Lived Assets

Our intangible assets that do not have indefinite lives (primarily customer lists and non-network internal-use software) are amortized over their useful lives. All of our intangible assets subject to amortization and long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indications were present, we would test for recoverability by comparing the carrying amount of the asset group to the net undiscounted cash flows expected to be generated from the asset group. If those net undiscounted cash flows do not exceed the carrying amount, we would perform the next step, which is to determine the fair value of the asset and record an impairment, if any. We reevaluate the useful life determinations for these intangible assets each year to determine whether events and circumstances warrant a revision in their remaining useful lives.

For information related to the carrying amount of goodwill by segment, wireless licenses and other intangible assets, as well as the major components and average useful lives of our other acquired intangible assets, see Note 3.

Fair Value Measurements

Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3—No observable pricing inputs in the market

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

Income Taxes

Our effective tax rate is based on pre-tax income, statutory tax rates, tax laws and regulations and tax planning strategies available to us in the various jurisdictions in which we operate.

Deferred income taxes are provided for temporary differences in the bases between financial statement and income tax assets and liabilities. Deferred income taxes are recalculated annually at tax rates then in effect. We record valuation allowances to reduce our deferred tax assets to the amount that is more likely than not to be realized.

We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, we presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in one or more of the following: an increase in a liability for income taxes payable, a reduction of an income tax refund receivable, a reduction in a deferred tax asset, or an increase in a deferred tax liability.

The accounting standard relating to income taxes generated by leveraged lease transactions requires that changes in the projected timing of income tax cash flows generated by a leveraged lease transaction be recognized as a gain or loss in the year in which the change occurs.

Significant management judgment is required in evaluating our tax positions and in determining our effective tax rate.

Stock-Based Compensation

We measure and recognize compensation expense for all stock-based compensation awards made to employees and directors based on estimated fair values. See Note 10 for further details.

Foreign Currency Translation

The functional currency of our foreign operations is generally the local currency. For these foreign entities, we translate income statement amounts at average exchange rates for the period, and we translate assets and liabilities at end-of-period exchange rates. We record these translation adjustments in Accumulated other comprehensive income (loss), a separate component of Equity, in our consolidated balance sheets. We report exchange gains and losses on intercompany foreign currency transactions of a long-term nature in Accumulated other comprehensive income (loss). Other exchange gains and losses are reported in income.

Employee Benefit Plans

Pension and postretirement health care and life insurance benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Prior service costs and credits resulting from changes in plan benefits are generally amortized over the average remaining service period of the employees expected to receive benefits. Expected return on plan assets is determined by applying the return on assets assumption to the actual fair value of plan assets. Actuarial gains and losses are recognized in operating results in the year in which they occur. These gains and losses are measured annually as of December 31 or upon a remeasurement event. Verizon management employees no longer earn pension benefits or earn service towards the company retiree medical subsidy (see Note 11).

We recognize a pension or a postretirement plan’s funded status as either an asset or liability on the consolidated balance sheets. Also, we measure any unrecognized prior service costs and credits that arise during the period as a component of Accumulated other comprehensive income (loss), net of applicable income tax.

Derivative Instruments

We have entered into derivative transactions primarily to manage our exposure to fluctuations in foreign currency exchange rates, interest rates, equity and commodity prices. We employ risk management strategies, which may include the use of a variety of derivatives including cross currency swaps, foreign currency and prepaid forwards and collars, interest rate and commodity swap agreements and interest rate locks. We do not hold derivatives for trading purposes.

We measure all derivatives, including derivatives embedded in other financial instruments, at fair value and recognize them as either assets or liabilities on our consolidated balance sheets. Our derivative instruments are valued primarily using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified as Level 2. Changes in the fair values of derivative instruments not qualifying as hedges or any ineffective portion of hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments used effectively as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in Other comprehensive income and recognized in earnings when the hedged item is recognized in earnings.

Recently Adopted Accounting Standards

During the first quarter of 2012, we adopted the accounting standard update regarding the presentation of comprehensive income. This update was issued to increase the prominence of items reported in other comprehensive income. The update requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. In connection with the adoption of this standard our consolidated financial statements include a separate statement of comprehensive income.

During the first quarter of 2012, we adopted the accounting standard update regarding fair value measurement. This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This standard update also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this standard update did not have a significant impact on our consolidated financial statements.

During the first quarter of 2012, we adopted the accounting standard update regarding testing of goodwill for impairment. This standard update gives companies the option to perform a qualitative assessment to first assess whether the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The Company did not elect to use the qualitative assessment in 2012.

Recent Accounting Standards

In July 2012, the accounting standard update regarding testing of intangible assets for impairment was issued. This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. We will adopt this standard update during the first quarter of 2013. The adoption of this standard update is not expected to have a significant impact on our consolidated financial statements.

In February 2013, the accounting standard update regarding reclassifications out of accumulated other comprehensive income was issued. This standard update requires companies to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in our consolidated statements of income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. We will adopt this standard in the first quarter of 2013. The adoption of this standard update is not expected to have a significant impact on our consolidated financial statements.

Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures

Note 2

Acquisitions and Divestitures

Verizon Wireless

Spectrum Licenses

During the third quarter of 2012, after receiving the required regulatory approvals, Verizon Wireless completed the following previously announced transactions in which we acquired wireless spectrum that will be used to deploy additional fourth-generation (4G) Long Term Evolution (LTE) capacity:

•

Verizon Wireless acquired Advanced Wireless Service (AWS) spectrum in separate transactions with SpectrumCo, LLC (SpectrumCo) and Cox TMI Wireless, LLC for which it paid an aggregate of $3.9 billion at the time of the closings. Verizon Wireless has also recorded a liability of $0.4 billion related to a three-year service obligation to SpectrumCo’s members pursuant to commercial agreements executed concurrently with the SpectrumCo transaction.

•

Verizon Wireless completed license purchase and exchange transactions with Leap Wireless, Savary Island Wireless, which is majority owned by Leap Wireless, and a subsidiary of T-Mobile USA, Inc. (T-Mobile). As a result of these transactions, Verizon Wireless received an aggregate $2.6 billion of AWS and PCS licenses at fair value and net cash proceeds of $0.2 billion, transferred certain AWS licenses to T-Mobile and a 700 megahertz (MHz) lower A block license to Leap Wireless, and recorded an immaterial gain.

During 2011, Verizon Wireless entered into commercial agreements, modified in 2012, with affiliates of Comcast Corporation, Time Warner Cable, Bright House Networks and Cox Communications Inc. (the cable companies). Through these agreements, the cable companies and Verizon Wireless became agents to sell certain of one another’s products and services and, over time, the cable companies will have the option, subject to the terms and conditions of the agreements, of selling Verizon Wireless service on a wholesale basis.

During the fourth quarter of 2012, we entered into license exchange agreements with T-Mobile and Cricket License Company, LLC, a subsidiary of Leap Wireless, to exchange certain AWS licenses. These non-cash exchanges, which are subject to approval by the Federal Communications Commission (FCC) and other customary closing conditions, are expected to close in 2013. The exchange includes a number of intra-market swaps that will result in more efficient use of the AWS band. As a result of these transactions, we expect to record an immaterial gain.

On April 18, 2012, we announced plans to initiate an open sale process for all of our 700 MHz lower A and B block spectrum licenses, subject to the receipt of acceptable bids. We acquired these licenses as part of FCC Auction 73 in 2008. On January 25, 2013, Verizon Wireless agreed to sell 39 lower 700 MHz B block spectrum licenses to AT&T Inc. (AT&T) in exchange for a payment of $1.9 billion and the transfer by AT&T to Verizon Wireless of AWS (10 MHz) licenses in certain markets in the western United States. Verizon Wireless also agreed to sell certain lower 700 MHz B block spectrum licenses to an investment firm for a payment of $0.2 billion. These transactions are subject to approval by the FCC and the Department of Justice (DOJ). When finalized, the sales will result in the completion of the open sale process. We expect to deploy the remaining licenses as necessary to meet our own spectrum needs.

Alltel Divestiture Markets

As a condition of the regulatory approvals to complete the acquisition of Alltel Corporation (Alltel) in January 2009, Verizon Wireless was required to divest overlapping properties in 105 operating markets in 24 states (Alltel Divestiture Markets). During the second quarter of 2010, AT&T Mobility acquired 79 of the 105 Alltel Divestiture Markets, including licenses and network assets, for approximately $2.4 billion in cash and Atlantic Tele-Network, Inc. acquired the remaining 26 Alltel Divestiture Markets, including licenses and network assets, for $0.2 billion in cash.

During the second quarter of 2010, we recorded a tax charge of approximately $0.2 billion for the taxable gain associated with these transactions.

Other

During 2012, we acquired various other wireless licenses and markets for cash consideration that was not significant and recorded $0.2 billion of goodwill as a result of these transactions.

During 2011, we acquired various other wireless licenses and markets for cash consideration that was not significant.

During 2010, Verizon Wireless acquired the net assets and related customers of six operating markets in Louisiana and Mississippi in a transaction with AT&T for cash consideration of $0.2 billion. The purchase price allocation resulted in $0.1 billion of wireless licenses and $0.1 billion in goodwill.

Merger Integration Charges

During 2010, we recorded pre-tax merger integration charges of $0.9 billion primarily related to the Alltel acquisition. These charges were primarily due to the decommissioning of overlapping cell sites, preacquisition contingencies, handset conversions and trade name amortization.

Wireline

HUGHES Telematics, Inc.

On June 1, 2012, we agreed to acquire HUGHES Telematics, Inc. (HUGHES Telematics) for approximately $12 per share in cash for a total acquisition price of $0.6 billion and we completed the acquisition on July 26, 2012. As a result of the transaction, HUGHES Telematics became a wholly-owned subsidiary of Verizon. The consolidated financial statements include the results of HUGHES Telematics’ operations from the date the acquisition closed. Upon closing, we recorded approximately $0.6 billion of goodwill, $0.1 billion of other intangibles, and assumed the debt obligations of HUGHES Telematics, which were approximately $0.1 billion as of the date of acquisition, and which were repaid by Verizon. Had this acquisition been completed on January 1, 2012 or 2011, the results of the acquired operations of HUGHES Telematics would not have had a significant impact on the consolidated net income attributable to Verizon. The acquisition has accelerated our ability to bring more telematics offerings to market for existing and new HUGHES Telematics and Verizon customers.

The acquisition of HUGHES Telematics was accounted for as a business combination under the acquisition method. The cost of the acquisition was allocated to the assets and liabilities acquired based on their fair values as of the close of the acquisition, with the excess amount being recorded as goodwill.

Terremark Worldwide, Inc.

During April 2011, we acquired Terremark Worldwide, Inc. (Terremark), a global provider of information technology infrastructure and cloud services, for $19 per share in cash. Closing and other direct acquisition-related costs totaled approximately $13 million after-tax. The acquisition was completed via a “short-form” merger under Delaware law through which Terremark became a wholly owned subsidiary of Verizon. The acquisition enhanced Verizon’s offerings to business and government customers globally.

The consolidated financial statements include the results of Terremark’s operations from the date the acquisition closed. Had this acquisition been consummated on January 1, 2011 or 2010, the results of Terremark’s acquired operations would not have had a significant impact on the consolidated net income attributable to Verizon. The debt obligations of Terremark that were outstanding at the time of its acquisition by Verizon were repaid during May 2011.

The acquisition of Terremark was accounted for as a business combination under the acquisition method. The cost of the acquisition was allocated to the assets and liabilities acquired based on their fair values as of the close of the acquisition, with the excess amount being recorded as goodwill. The fair values of the assets and liabilities acquired were determined using the income and cost approaches. The income approach was primarily used to value the intangible assets, consisting primarily of customer relationships. The cost approach was used, as appropriate, for plant, property and equipment. The fair value of the majority of the long-term debt acquired was primarily valued based on redemption prices. The final purchase price allocation presented below includes insignificant adjustments from the initial purchase price to the values of certain assets and liabilities acquired.

The following table summarizes the allocation of the acquisition cost to the assets acquired, including cash acquired of $0.1 billion, and liabilities acquired as of the acquisition date:

(dollars in millions)	Final Purchase Price Allocation
Assets
Current assets	$221
Plant, property and equipment	521
Goodwill	1,211
Intangible assets subject to amortization	410
Other assets	12

Total assets	2,375

Liabilities
Current liabilities	158
Debt maturing within one year	748
Deferred income taxes and other liabilities	75

Total liabilities	981

Net assets acquired	$1,394

Intangible assets subject to amortization include customer lists which are being amortized on a straight-line basis over 13 years, and other intangibles which are being amortized on a straight-line basis over a period of 5 years.

Telephone Access Line Spin-off

On July 1, 2010, after receiving regulatory approval, we completed the spin-off of the shares of a newly formed subsidiary of Verizon (Spinco) to Verizon stockholders and the merger of Spinco with Frontier Communications Corporation (Frontier). Spinco held defined assets and liabilities that were used in Verizon’s local exchange businesses and related activities in 14 states. The total value of the transaction to Verizon and its stockholders was approximately $8.6 billion. The accompanying consolidated financial statements for the year ended December 31, 2010 include these operations prior to the completion of the spin-off.

During 2010, we recorded pre-tax charges of $0.5 billion, primarily for costs incurred related to network, non-network software and other activities to enable the divested markets in the transaction with Frontier to operate on a stand-alone basis subsequent to the closing of the transaction; professional advisory and legal fees in connection with this transaction; and fees related to the early extinguishment of debt from the use of proceeds from the transaction.

Other

In February 2012, Verizon entered into a venture with Redbox Automated Retail, LLC (Redbox), a subsidiary of Coinstar, Inc., to offer customers nationwide access to media rentals through online and mobile content streaming as well as physical media rentals through Redbox kiosks. Verizon holds a 65% majority ownership share in the venture and Redbox holds a 35% ownership share. The venture is consolidated by Verizon for reporting purposes. In December 2012, the venture introduced its product portfolio, which includes subscription services, under the name Redbox Instant by Verizon. The initial funding related to the formation of the venture is not significant to Verizon.

During 2011, we acquired a provider of cloud software technology for cash consideration that was not significant.

Wireless Licenses, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Wireless Licenses, Goodwill and Other Intangible Assets

Note 3

Wireless Licenses, Goodwill and Other Intangible Assets

Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2011	$72,996
Acquisitions (Note 2)	58
Capitalized interest on wireless licenses	196

Balance at December 31, 2011	$73,250
Acquisitions (Note 2)	4,544
Capitalized interest on wireless licenses	205
Reclassifications, adjustments and other	(255)

Balance at December 31, 2012	$77,744

Reclassifications, adjustments, and other includes the exchanges of wireless licenses in 2012. See Note 2 (“Acquisitions and Divestitures”) for additional details.

At December 31, 2012 and 2011, approximately $7.3 billion and $2.2 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs.

The average remaining renewal period of our wireless license portfolio was 6.1 years as of December 31, 2012 (see Note 1, Goodwill and Other Intangible Assets – Intangible Assets Not Subject to Amortization).

Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Verizon Wireless	Wireline	Total
Balance at January 1, 2011	$17,869	$4,119	$21,988
Acquisitions (Note 2)	94	1,275	1,369

Balance at December 31, 2011	$17,963	$5,394	$23,357
Acquisitions (Note 2)	209	551	760
Reclassifications, adjustments and other	–	22	22

Balance at December 31, 2012	$18,172	$5,967	$24,139

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2012			2011
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (6 to 13 years)	$3,556	$(2,338)	$1,218	$3,529	$(2,052)	$1,477
Non-network internal-use software (3 to 7 years)	10,415	(6,210)	4,205	9,536	(5,487)	4,049
Other (2 to 25 years)	802	(292)	510	561	(209)	352

Total	$14,773	$(8,840)	$5,933	$13,626	$(7,748)	$5,878

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2012	$1,540
2011	1,505
2010	1,812

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2013	$1,633
2014	1,176
2015	988
2016	790
2017	593

Plant, Property and Equipment	12 Months Ended
Dec. 31, 2012
Plant, Property and Equipment

Note 4

Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

	(dollars in millions)
At December 31,	Lives (years)	2012	2011
Land	–	$859	$862
Buildings and equipment	15-45	22,909	21,969
Central office and other network equipment	3-15	113,262	107,322
Cable, poles and conduit	11-50	53,761	67,190
Leasehold improvements	5-20	5,404	5,030
Work in progress	–	4,126	3,417
Furniture, vehicles and other	3-20	9,254	9,836

		209,575	215,626
Less accumulated depreciation		120,933	127,192

Total		$88,642	$88,434

Investments in Unconsolidated Businesses	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Businesses

Note 5

Investments in Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2012	2011
Equity Investees
Vodafone Omnitel	23.1%	$2,200	$2,083
Other	Various	1,106	1,320

Total equity investees		3,306	3,403

Cost Investees	Various	95	45

Total investments in unconsolidated businesses		$3,401	$3,448

Dividends and repatriations of foreign earnings received from these investees amounted to $0.4 billion in 2012, $0.5 billion in 2011 and $0.5 billion in 2010. See Note 12 regarding undistributed earnings of our foreign subsidiaries.

Equity Method Investments

Vodafone Omnitel

Vodafone Omnitel N.V. (Vodafone Omnitel) is one of the largest wireless communications companies in Italy. At December 31, 2012 and 2011, our investment in Vodafone Omnitel included goodwill of $1.0 billion, respectively.

Other Equity Investees

We have limited partnership investments in entities that invest in affordable housing projects, for which we provide funding as a limited partner and receive tax deductions and tax credits based on our partnership interests. At December 31, 2012 and 2011, we had equity investments in these partnerships of $0.9 billion and $1.1 billion, respectively. We adjust the carrying value of these investments for any losses incurred by the limited partnerships through earnings.

The remaining investments include wireless partnerships in the U.S. and other smaller domestic and international investments.

Summarized Financial Information

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions)
At December 31,	2012	2011
Current Assets	$3,516	$3,720
Noncurrent Assets	8,159	8,469

Total Assets	$11,675	$12,189

Current liabilities	$5,526	$6,123
Noncurrent liabilities	5	8
Equity	6,144	6,058

Total liabilities and equity	$11,675	$12,189

Income Statement

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Net revenue	$10,825	$12,668	$12,356
Operating income	2,823	4,021	4,156
Net income	1,679	2,451	2,563

Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest

Note 6

Noncontrolling Interest

Noncontrolling interests in equity of subsidiaries were as follows:

	(dollars in millions)
At December 31,	2012	2011
Noncontrolling interests in consolidated subsidiaries:
Verizon Wireless	$51,492	$49,165
Wireless partnerships and other	884	773

	$52,376	$49,938

Wireless Joint Venture

Our Verizon Wireless segment is primarily comprised of Cellco Partnership doing business as Verizon Wireless (Verizon Wireless). Cellco Partnership is a joint venture formed in April 2000 by the combination of the U.S. wireless operations and interests of Verizon and Vodafone. Verizon owns a controlling 55% interest in Verizon Wireless and Vodafone owns the remaining 45%.

Special Distributions

In November 2012, the Board of Representatives of Verizon Wireless declared a distribution to its owners, which was paid in the fourth quarter of 2012 in proportion to their partnership interests on the payment date, in the aggregate amount of $8.5 billion. As a result, Vodafone received a cash payment of $3.8 billion and the remainder of the distribution was received by Verizon.

In July 2011, the Board of Representatives of Verizon Wireless declared a distribution to its owners, which was paid in the first quarter of 2012 in proportion to their partnership interests on the payment date, in the aggregate amount of $10 billion. As a result, Vodafone received a cash payment of $4.5 billion and the remainder of the distribution was received by Verizon.

Leasing Arrangements	12 Months Ended
Dec. 31, 2012
Leasing Arrangements

Note 7

Leasing Arrangements

As Lessor

We are the lessor in leveraged and direct financing lease agreements for commercial aircraft and power generating facilities, which comprise the majority of our leasing portfolio along with telecommunications equipment, commercial real estate property and other equipment. These leases have remaining terms of up to 38 years as of December 31, 2012. In addition, we lease space on certain of our cell towers to other wireless carriers. Minimum lease payments receivable represent unpaid rentals, less principal and interest on third-party nonrecourse debt relating to leveraged lease transactions. Since we have no general liability for this debt, which is secured by a senior security interest in the leased equipment and rentals, the related principal and interest have been offset against the minimum lease payments receivable in accordance with GAAP. All recourse debt is reflected in our consolidated balance sheets.

At each reporting period, we monitor the credit quality of the various lessees in our portfolios. Regarding the leveraged lease portfolio, external credit reports are used where available and where not available we use internally developed indicators. These indicators or internal credit risk grades factor historic loss experience, the value of the underlying collateral, delinquency trends, and industry and general economic conditions. The credit quality of our lessees primarily varies from AAA to CCC+. For each reporting period the leveraged leases within the portfolio are reviewed for indicators of impairment where it is probable the rent due according to the contractual terms of the lease will not be collected. All significant accounts, individually or in the aggregate, are current and none are classified as impaired.

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2012			2011
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,253	$58	$1,311	$1,610	$119	$1,729
Estimated residual value	923	6	929	1,202	9	1,211
Unearned income	(654)	(10)	(664)	(874)	(19)	(893)

Total	$1,522	$54	$1,576	$1,938	$109	$2,047

Allowance for doubtful accounts			(99)			(137)

Finance lease receivables, net			$1,477			$1,910

Prepaid expenses and other			$22			$46
Other assets			1,455			1,864

			$1,477			$1,910

Accumulated deferred taxes arising from leveraged leases, which are included in Deferred income taxes, amounted to $1.2 billion at December 31, 2012 and $1.6 billion at December 31, 2011.

The following table is a summary of the components of income from leveraged leases:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Pretax income	$30	$61	$74
Income tax expense	12	24	32

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2012, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2013	$123	$184
2014	45	162
2015	52	139
2016	122	114
2017	38	89
Thereafter	931	90

Total	$1,311	$778

As Lessee

We lease certain facilities and equipment for use in our operations under both capital and operating leases. Total rent expense under operating leases amounted to $2.5 billion in 2012, 2011 and 2010, respectively.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2012	2011
Capital leases	$358	$362
Less accumulated amortization	158	132

Total	$200	$230

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2012, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2013	$86	$2,038
2014	67	1,840
2015	57	1,572
2016	54	1,280
2017	44	992
Thereafter	99	4,119

Total minimum rental commitments	407	$11,841

Less interest and executory costs	109

Present value of minimum lease payments	298
Less current installments	64

Long-term obligation at December 31, 2012	$234

Debt	12 Months Ended
Dec. 31, 2012
Debt

Note 8

Debt

Changes to debt during 2012 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2012	$4,849	$50,303	$55,152
Proceeds from long-term borrowings	–	4,489	4,489
Repayments of long-term borrowings and capital leases obligations	(6,403)	–	(6,403)
Decrease in short-term obligations, excluding current maturities	(1,437)	–	(1,437)
Reclassifications of long-term debt	7,062	(7,062)	–
Debt acquired (Note 2)	122	–	122
Other	176	(112)	64

Balance at December 31, 2012	$4,369	$47,618	$51,987

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2012	2011
Long-term debt maturing within one year	$3,869	$2,915
Commercial paper	500	1,934

Total debt maturing within one year	$4,369	$4,849

The weighted-average interest rate for our commercial paper outstanding was 0.4% at December 31, 2012 and 2011, respectively.

Credit Facility

On August 13, 2012, we amended our credit facility to reduce fees and borrowing costs and extend the maturity date to August 12, 2016. As of December 31, 2012, the unused borrowing capacity under this $6.2 billion four-year credit facility with a group of major financial institutions was approximately $6.1 billion.

Long-Term Debt

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2012	2011
Verizon Communications—notes payable and other	0.70 – 3.85	2013 – 2042	$11,198	$6,900
	4.35 – 5.50	2013 – 2041	7,062	7,832
	5.55 – 6.90	2016 – 2041	11,031	11,043
	7.35 – 8.95	2018 – 2039	5,017	6,642
	Floating	2014	1,000	1,000

Verizon Wireless—notes payable and other	5.55 – 8.88	2013 – 2018	8,635	9,331
Verizon Wireless—Alltel assumed notes	6.50 – 7.88	2013 – 2032	1,500	2,315
Telephone subsidiaries—debentures	4.75 – 7.00	2013 – 2033	2,045	4,045
	7.15 – 7.88	2022 – 2032	1,349	1,449
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rate of 6.3% in 2012 and 2011, respectively)			298	352
Unamortized discount, net of premium			(228)	(271)

Total long-term debt, including current maturities			51,487	53,218
Less long-term debt maturing within one year			3,869	2,915

Total long-term debt			$47,618	$50,303

2012

On November 2, 2012, we announced the commencement of a tender offer (the Tender Offer) to purchase for cash any and all of the outstanding $1.25 billion aggregate principal amount of 8.95% Verizon Communications Notes due 2039. In the Tender Offer that was completed November 9, 2012, $0.9 billion aggregate principal amount of the notes was purchased at a price of 186.5% of the principal amount of the notes (see “Early Debt Redemption and Other Costs” below) and $0.35 billion principal amount of the notes remains outstanding. Any accrued and unpaid interest on the principal purchased was paid to the date of purchase.

During November 2012, we issued $4.5 billion aggregate principal amount of fixed rate notes resulting in cash proceeds of approximately $4.47 billion, net of discounts and issuance costs. The issuances consisted of the following: $1.0 billion of 0.70% Notes due 2015, $0.5 billion of 1.10% Notes due 2017, $1.75 billion of 2.45% Notes due 2022 and $1.25 billion of 3.85% Notes due 2042. During December 2012, the net proceeds were used to redeem: $0.7 billion of the $2.0 billion of 8.75% Notes due November 2018 at a redemption price of 140.2% of the principal amount of the notes (see “Early Debt Redemption and Other Costs” below), $0.75 billion of 4.35% Notes due February 2013 at a redemption price of 100.7% of the principal amount of the notes and certain telephone subsidiary debt (see “Telephone and Other Subsidiary Debt” below), as well as for the Tender Offer and other general corporate purposes. Any accrued and unpaid interest was paid to the date of redemption.

In addition, during 2012 we utilized $0.2 billion under fixed rate vendor financing facilities.

2011

During March 2011, we issued $6.25 billion aggregate principal amount of fixed and floating rate notes resulting in cash proceeds of approximately $6.19 billion, net of discounts and issuance costs. The issuances consisted of the following: $1.0 billion of Notes due 2014 that bear interest at a rate equal to three-month London Interbank Offered Rate (LIBOR) plus 0.61%, $1.5 billion of 1.95% Notes due 2014, $1.25 billion of 3.00% Notes due 2016, $1.5 billion of 4.60% Notes due 2021 and $1.0 billion of 6.00% Notes due 2041. The net proceeds were used for the repayment of commercial paper and other general corporate purposes, as well as for the redemption of certain telephone subsidiary debt during April 2011 (see “Telephone and Other Subsidiary Debt” below).

During November 2011, we issued $4.6 billion aggregate principal amount of fixed rate notes resulting in cash proceeds of approximately $4.55 billion, net of discounts and issuance costs. The issuances consisted of the following: $0.8 billion of 1.25% Notes due 2014, $1.3 billion of 2.00% Notes due 2016, $1.9 billion of 3.50% Notes due 2021 and $0.8 billion of 4.75% Notes due 2041. During November 2011, the net proceeds were used to redeem $1.0 billion of 7.375% Verizon Communications Notes due September 2012 at a redemption price of 105.2% of principal amount of the notes, $0.6 billion of 6.875% Verizon Communications Notes due June 2012 at a redemption price of 103.5% of principal amount of the notes and certain telephone subsidiary debt (see “Telephone and Other Subsidiary Debt” below), as well as for the repayment of commercial paper and other general corporate purposes. Any accrued and unpaid interest was paid to the date of redemption. In addition, we settled the interest rate swap with a notional value totaling $1.0 billion related to the $1.0 billion of 7.375% Verizon Communications Notes due September 2012.

During 2011, $0.5 billion of 5.35% Verizon Communications Notes matured and were repaid and we utilized $0.3 billion under fixed rate vendor financing facilities.

The debt obligations of Terremark that were outstanding at the time of its acquisition by Verizon were repaid during the second quarter of 2011.

Verizon Wireless – Notes Payable and Other

Verizon Wireless Capital LLC, a wholly owned subsidiary of Verizon Wireless, is a limited liability company formed under the laws of Delaware on December 7, 2001 as a special purpose finance subsidiary to facilitate the offering of debt securities of Verizon Wireless by acting as co-issuer. Other than the financing activities as a co-issuer of Verizon Wireless indebtedness, Verizon Wireless Capital LLC has no material assets, operations or revenues. Verizon Wireless is jointly and severally liable with Verizon Wireless Capital LLC for co-issued notes.

2012

During February 2012, $0.8 billion of 5.25% Verizon Wireless Notes matured and were repaid. During July 2012, $0.8 billion of 7.0% Verizon Wireless Notes matured and were repaid.

2011

During May 2011, $4.0 billion aggregate principal amount of Verizon Wireless two-year fixed and floating rate notes matured and were repaid. During December 2011, we repaid $0.9 billion upon maturity for the €0.7 billion of 7.625% Verizon Wireless Notes and the related cross currency swap was settled.

Telephone and Other Subsidiary Debt

2012

During January 2012, $1.0 billion of 5.875% Verizon New Jersey Inc. Debentures matured and were repaid. During December 2012, we redeemed the $1.0 billion of 4.625% Verizon Virginia LLC Debentures, Series A, due March 2013 at a redemption price of 101.1% of the principal amount of the debentures. Any accrued and unpaid interest was paid to the date of redemption.

In addition, during 2012, various Telephone and Other Subsidiary Debentures totaling approximately $0.2 billion were repaid and any accrued and unpaid interest was paid to the date of payment.

2011

During April 2011, we redeemed the $1.0 billion of 5.65% Verizon Pennsylvania Inc. Debentures due November 15, 2011 at a redemption price of 102.9% of the principal amount of the debentures; and the $1.0 billion of 6.50% Verizon New England Inc. Debentures due September 15, 2011 at a redemption price of 102.3% of the principal amount of the debentures. Any accrued and unpaid interest was paid through the date of redemption.

During November 2011, we redeemed the following debentures: $0.4 billion of 6.125% Verizon Florida Inc. Debentures due January 2013 at a redemption price of 106.3% of the principal amount of the debentures; $0.5 billion of 6.125% Verizon Maryland Inc. Debentures due March 2012 at a redemption price of 101.5% of the principal amount of the debentures; and $1.0 billion of 6.875% Verizon New York Inc. Debentures due April 2012 at a redemption price of 102.2% of the principal amount of the debentures. Any accrued and unpaid interest was paid through the date of redemption.

Early Debt Redemption and Other Costs

During November 2012, we recorded debt redemption costs of $0.8 billion in connection with the purchase of $0.9 billion of the $1.25 billion of 8.95% Verizon Communications Notes due 2039 in a cash tender offer.

During December 2012, we recorded debt redemption costs of $0.3 billion in connection with the early redemption of $0.7 billion of the $2.0 billion of 8.75% Verizon Communications Notes due 2018, $1.0 billion of 4.625% Verizon Virginia LLC Debentures, Series A, due March 2013 and $0.75 billion of 4.35% Verizon Communications Notes due February 2013, as well as $0.3 billion of other costs.

During November 2011, we recorded debt redemption costs of $0.1 billion in connection with the early redemption of $1.0 billion of 7.375% Verizon Communications Notes due September 2012, $0.6 billion of 6.875% Verizon Communications Notes due June 2012, $0.4 billion of 6.125% Verizon Florida Inc. Debentures due January 2013, $0.5 billion of 6.125% Verizon Maryland Inc. Debentures due March 2012 and $1.0 billion of 6.875% Verizon New York Inc. Debentures due April 2012.

Guarantees

We guarantee the debentures and first mortgage bonds of our operating telephone company subsidiaries. As of December 31, 2012, $4.3 billion principal amount of these obligations remain outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

We also guarantee the debt obligations of GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2012, $1.7 billion principal amount of these obligations remain outstanding.

Debt Covenants

We and our consolidated subsidiaries are in compliance with all debt covenants.

Maturities of Long-Term Debt

Maturities of long-term debt outstanding at December 31, 2012 are as follows:

Years	(dollars in millions)
2013	$3,869
2014	6,809
2015	2,188
2016	4,146
2017	1,342
Thereafter	33,133

Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Financial Instruments

Note 9

Fair Value Measurements and Financial Instruments

The following table presents the balances of assets measured at fair value on a recurring basis as of December 31, 2012:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Short-term investments:
Equity securities	$310	$–	$–	$310
Fixed income securities	–	160	–	160
Other current assets:
Interest rate swaps	–	7	–	7
Other assets:
Fixed income securities	–	943	–	943
Cross currency swaps	–	153	–	153

Total	$310	$1,263	$–	$1,573

(1)	quoted prices in active markets for identical assets or liabilities

(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities

(3)	no observable pricing inputs in the market

Equity securities consist of investments in common stock of domestic and international corporations measured using quoted prices in active markets.

Fixed income securities consist primarily of investments in municipal bonds that do not have quoted prices in active markets. For these securities, we use alternative matrix pricing resulting in these debt securities being classified as Level 2.

Derivative contracts are valued using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified within Level 2. We use mid-market pricing for fair value measurements of our derivative instruments.

We recognize transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the fair value hierarchy during 2012.

Fair Value of Short-term and Long-term Debt

The fair value of our debt is determined using various methods, including quoted prices for identical terms and maturities, which is a Level 1 measurement, as well as quoted prices for similar terms and maturities in inactive markets and future cash flows discounted at current rates, which are Level 2 measurements. The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$51,689	$61,552	$54,800	$64,485

Derivative Instruments

Interest Rate Swaps

We have entered into domestic interest rate swaps to achieve a targeted mix of fixed and variable rate debt. We principally receive fixed rates and pay variable rates based on the London Interbank Offered Rate, resulting in a net increase or decrease to Interest expense. These swaps are designated as fair value hedges and hedge against changes in the fair value of our debt portfolio. We record the interest rate swaps at fair value on our consolidated balance sheets as assets and liabilities. At December 31, 2012 the fair value of these interest rate swaps was not material, and at December 31, 2011, the fair value was $0.6 billion, primarily included in Other assets and Long-term debt. As of December 31, 2012, the total notional amount of these interest rate swaps was $1.3 billion. During 2012, interest rate swaps with a notional value of $5.8 billion were settled. As a result of the settlements, we received net proceeds of $0.7 billion, including accrued interest which is included in Other, net operating activities in the consolidated statement of cash flows. The fair value basis adjustment to the underlying debt instruments will be recognized into earnings as a reduction of Interest expense over the remaining lives of the underlying debt obligations.

Forward Interest Rate Swaps

In order to manage our exposure to future interest rate changes, during the second quarter of 2012, we entered into forward interest rate swaps with a notional value of $1.0 billion. We designated these contracts as cash flow hedges. In November 2012, we settled these forward interest rate swaps and the pretax loss was not material.

Cross Currency Swaps

Verizon Wireless previously entered into cross currency swaps designated as cash flow hedges to exchange approximately $1.6 billion of British Pound Sterling and Euro-denominated debt into U.S. dollars and to fix our future interest and principal payments in U.S. dollars, as well as to mitigate the impact of foreign currency transaction gains or losses. A portion of the gains and losses recognized in Other comprehensive income was reclassified to Other income and (expense), net to offset the related pretax foreign currency transaction gain or loss on the underlying debt obligations. The fair value of the outstanding swaps was not material at December 31, 2012 or December 31, 2011. During 2012 and 2011 the gains and losses with respect to these swaps were not material.

Prepaid Forward Agreement

During the first quarter of 2009, we entered into a privately negotiated prepaid forward agreement for 14 million shares of Verizon common stock at a cost of approximately $0.4 billion. We terminated the prepaid forward agreement with respect to 5 million of the shares during the fourth quarter of 2009 and 9 million of the shares during the first quarter of 2010, which resulted in the delivery of those shares to Verizon.

Concentrations of Credit Risk

Financial instruments that subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term and long-term investments, trade receivables, certain notes receivable, including lease receivables, and derivative contracts. Our policy is to deposit our temporary cash investments with major financial institutions. Counterparties to our derivative contracts are also major financial institutions. The financial institutions have all been accorded high ratings by primary rating agencies. We limit the dollar amount of contracts entered into with any one financial institution and monitor our counterparties’ credit ratings. We generally do not give or receive collateral on swap agreements due to our credit rating and those of our counterparties. While we may be exposed to credit losses due to the nonperformance of our counterparties, we consider the risk remote and do not expect the settlement of these transactions to have a material effect on our results of operations or financial condition.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

Note 10

Stock-Based Compensation

Verizon Communications Long-Term Incentive Plan

The Verizon Communications Inc. Long-Term Incentive Plan (the Plan) permits the granting of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance stock units and other awards. The maximum number of shares available for awards from the Plan is 119.6 million shares.

Restricted Stock Units

The Plan provides for grants of Restricted Stock Units (RSUs) that generally vest at the end of the third year after the grant. The RSUs granted prior to January 1, 2010 are classified as liability awards because the RSUs will be paid in cash upon vesting. The RSUs granted subsequent to January 1, 2010 are classified as equity awards because the RSUs will be paid in Verizon common stock upon vesting. The RSU equity awards are measured using the grant date fair value of Verizon common stock and are not remeasured at the end of each reporting period. Dividend equivalent units are also paid to participants at the time the RSU award is paid, and in the same proportion as the RSU award.

Performance Stock Units

The Plan also provides for grants of Performance Stock Units (PSUs) that generally vest at the end of the third year after the grant. As defined by the Plan, the Human Resources Committee of the Board of Directors determines the number of PSUs a participant earns based on the extent to which the corresponding performance goals have been achieved over the three-year performance cycle. The PSUs are classified as liability awards because the PSU awards are paid in cash upon vesting. The PSU award liability is measured at its fair value at the end of each reporting period and, therefore, will fluctuate based on the price of Verizon common stock as well as performance relative to the targets. Dividend equivalent units are also paid to participants at the time that the PSU award is determined and paid, and in the same proportion as the PSU award. The granted and cancelled activity for the PSU award includes adjustments for the performance goals achieved.

The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2010	19,443	29,895
Granted	8,422	17,311
Payments	(6,788)	(14,364)
Cancelled/Forfeited	(154)	(462)

Outstanding December 31, 2010	20,923	32,380
Granted	6,667	10,348
Payments	(7,600)	(12,137)
Cancelled/Forfeited	(154)	(2,977)

Outstanding December 31, 2011	19,836	27,614
Granted	6,350	20,537
Payments	(7,369)	(8,499)
Cancelled/Forfeited	(148)	(189)

Outstanding December 31, 2012	18,669	39,463

As of December 31, 2012, unrecognized compensation expense related to the unvested portion of Verizon’s RSUs and PSUs was approximately $0.4 billion and is expected to be recognized over approximately two years.

The RSUs granted in 2012 and 2011, and classified as equity awards, have weighted-average grant date fair values of $38.67 and $36.38 per unit, respectively. During 2012, 2011 and 2010, we paid $0.6 billion, $0.7 billion and $0.7 billion, respectively, to settle RSUs and PSUs classified as liability awards.

Verizon Wireless’ Long-Term Incentive Plan

The Verizon Wireless Long-Term Incentive Plan (the Wireless Plan) provides compensation opportunities to eligible employees of Verizon Wireless (the Partnership). Under the Wireless Plan, Value Appreciation Rights (VARs) were granted to eligible employees. As of December 31, 2012, all VARs were fully vested. We have not granted new VARs since 2004.

VARs reflect the change in the value of the Partnership, as defined in the Wireless Plan. Similar to stock options, the valuation is determined using a Black-Scholes model. Once VARs become vested, employees can exercise their VARs and receive a payment that is equal to the difference between the VAR price on the date of grant and the VAR price on the date of exercise, less applicable taxes. All outstanding VARs are fully exercisable and have a maximum term of 10 years. All VARs were granted at a price equal to the estimated fair value of the Partnership, as defined in the Wireless Plan, at the date of the grant.

The following table summarizes the assumptions used in the Black-Scholes model during 2012:

End of Period
Risk-free rate	0.19%
Expected term (in years)	0.62
Expected volatility	43.27%

The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the measurement date. Expected volatility was based on a blend of the historical and implied volatility of publicly traded peer companies for a period equal to the VARs expected life ending on the measurement date.

The following table summarizes the Value Appreciation Rights activity:

(shares in thousands)	VARs	Weighted- Average Grant-Date Fair Value
Outstanding rights, January 1, 2010	16,591	$16.54
Exercised	(4,947)	24.47
Cancelled/Forfeited	(75)	22.72

Outstanding rights, December 31, 2010	11,569	13.11
Exercised	(3,303)	14.87
Cancelled/Forfeited	(52)	14.74

Outstanding rights, December 31, 2011	8,214	12.39
Exercised	(3,427)	10.30
Cancelled/Forfeited	(21)	11.10

Outstanding rights, December 31, 2012	4,766	13.89

During 2012, 2011 and 2010, we paid $0.1 billion, respectively, to settle VARs classified as liability awards.

Stock-Based Compensation Expense

After-tax compensation expense for stock-based compensation related to RSUs, PSUs, and VARs described above included in Net income attributable to Verizon was $0.7 billion, $0.5 billion and $0.5 billion for 2012, 2011 and 2010, respectively.

Stock Options

The Plan provides for grants of stock options to participants at an option price per share of no less than 100% of the fair market value of Verizon common stock on the date of grant. Each grant has a 10-year life, vesting equally over a three-year period, starting at the date of the grant. We have not granted new stock options since 2004.

The following table summarizes Verizon’s stock option activity:

(shares in thousands)	Stock Options	Weighted-Average Exercise Price
Outstanding, January 1, 2010	107,765	$44.52
Exercised	(372)	34.51
Cancelled/Forfeited	(50,549)	44.90

Outstanding, December 31, 2010	56,844	44.25
Exercised	(7,104)	35.00
Cancelled/Forfeited	(21,921)	51.06

Outstanding, December 31, 2011	27,819	41.24
Exercised	(7,447)	35.20
Cancelled/Forfeited	(17,054)	45.15

Outstanding, December 31, 2012	3,318	34.69

All stock options outstanding at December 31, 2012, 2011 and 2010 were exercisable.

The following table summarizes information about Verizon’s stock options outstanding as of December 31, 2012:

Range of Exercise Prices	Stock Options (in thousands)	Weighted-Average Remaining Life (years)	Weighted-Average Exercise Price
$30.00-39.99	3,273	0.8	$34.58
40.00-49.99	45	0.3	42.99

Total	3,318	0.8	34.69

The total intrinsic value for stock options outstanding as of December 31, 2012 is not significant. The total intrinsic value of stock options exercised was $0.1 billion in 2012 and the associated tax benefits were not significant in 2012, 2011 and 2010. The amount of cash received from the exercise of stock options was $0.3 billion in 2012, $0.2 billion in 2011 and not significant in 2010. There was no stock option expense for 2012, 2011 and 2010.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits

Note 11

Employee Benefits

We maintain non-contributory defined benefit pension plans for many of our employees. In addition, we maintain postretirement health care and life insurance plans for our retirees and their dependents, which are both contributory and non-contributory, and include a limit on our share of the cost for certain recent and future retirees. In accordance with our accounting policy for pension and other postretirement benefits, operating expenses include pension and benefit related charges based on actuarial assumptions, including projected discount rates and an estimated return on plan assets. These estimates are updated in the fourth quarter to reflect actual return on plan assets and updated actuarial assumptions. The adjustment is recognized in the income statement during the fourth quarter or upon a remeasurement event pursuant to our accounting policy for the recognition of actuarial gains/losses.

Pension and Other Postretirement Benefits

Pension and other postretirement benefits for many of our employees are subject to collective bargaining agreements. Modifications in benefits have been bargained from time to time, and we may also periodically amend the benefits in the management plans. The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Change in Benefit Obligations
Beginning of year	$30,582	$29,217	$27,369	$25,718
Service cost	358	307	359	299
Interest cost	1,449	1,590	1,284	1,421
Plan amendments	183	(485)	(1,826)	–
Actuarial loss, net	6,074	3,360	1,402	1,687
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Annuity purchase	(8,352)	–	–	–
Settlements paid	(786)	(843)	–	–

End of Year	$26,773	$30,582	$26,844	$27,369

Change in Plan Assets
Beginning of year	$24,110	$25,814	$2,628	$2,945
Actual return on plan assets	2,326	1,191	312	63
Company contributions	3,719	512	1,461	1,376
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Settlements paid	(786)	(843)	–	–
Annuity purchase	(8,352)	–	–	–

End of year	$18,282	$24,110	$2,657	$2,628

Funded Status

End of year	$(8,491)	$(6,472)	$(24,187)	$(24,741)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Amounts recognized on the balance sheet
Noncurrent assets	$236	$289	$–	$–
Current liabilities	(129)	(195)	(766)	(735)
Noncurrent liabilities	(8,598)	(6,566)	(23,421)	(24,006)

Total	$(8,491)	$(6,472)	$(24,187)	$(24,741)

Amounts recognized in Accumulated Other Comprehensive Income (Pretax)
Prior Service Cost	$181	$(3)	$(2,247)	$(510)

Total	$181	$(3)	$(2,247)	$(510)

See Note 12 (“Taxes”) for details regarding the impact of the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010, both of which became law in March 2010.

Beginning in 2013, as a result of federal health care reform, Verizon will no longer file for the Retiree Drug Subsidy (RDS) and will instead contract with a Medicare Part D plan on a group basis to provide prescription drug benefits to Medicare eligible retirees. This change to our Medicare Part D strategy resulted in the adoption of plan amendments during the fourth quarter of 2010 which will allow the company to be eligible for greater Medicare Part D plan subsidies over time.

During 2012, we reached agreements with the Communications Workers of America and the International Brotherhood of Electrical Workers on new, three-year contracts that cover approximately 43,000 Wireline employees. This resulted in the adoption of plan amendments which will result in lower other postretirement benefit costs in 2013 and beyond.

The accumulated benefit obligation for all defined benefit pension plans was $26.5 billion and $30.3 billion at December 31, 2012 and 2011, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2012	2011
Projected benefit obligation	$26,351	$29,643
Accumulated benefit obligation	26,081	29,436
Fair value of plan assets	17,623	22,916

Net Periodic Cost

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2012	2011	2010	2012	2011	2010
Service cost	$358	$307	$353	$359	$299	$305
Amortization of prior service cost (credit)	(1)	72	109	(89)	(57)	375

Subtotal	357	379	462	270	242	680
Expected return on plan assets	(1,795)	(1,976)	(2,176)	(171)	(163)	(252)
Interest cost	1,449	1,590	1,797	1,284	1,421	1,639

Subtotal	11	(7)	83	1,383	1,500	2,067
Remeasurement (gain) loss, net	5,542	4,146	(166)	1,262	1,787	758

Net periodic benefit (income) cost	5,553	4,139	(83)	2,645	3,287	2,825
Curtailment and termination benefits	–	–	860	–	–	386

Total	$5,553	$4,139	$777	$2,645	$3,287	$3,211

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Prior service cost	$183	$(485)	$(1,826)	$–
Reversal of amortization items
Prior service cost	1	(72)	89	57

Total recognized in other comprehensive (income) loss (pretax)	$184	$(557)	$(1,737)	$57

The estimated prior service cost for the defined benefit pension plan that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year is not significant. The estimated prior service cost for the defined benefit postretirement plans that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit (income) cost over the next fiscal year is $(0.2 billion).

Assumptions

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2012	2011	2012	2011
Discount Rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2012	2011	2010	2012	2011	2010
Discount Rate	5.00%	5.75%	6.25%	5.00%	5.75%	6.25%
Expected return on plan assets	7.50	8.00	8.50	7.00	6.00	8.25
Rate of compensation increases	3.00	3.00	4.00	N/A	N/A	N/A

In order to project the long-term target investment return for the total portfolio, estimates are prepared for the total return of each major asset class over the subsequent 10-year period. Those estimates are based on a combination of factors including the current market interest rates and valuation levels, consensus earnings expectations and historical long-term risk premiums. To determine the aggregate return for the pension trust, the projected return of each individual asset class is then weighted according to the allocation to that investment area in the trust’s long-term asset allocation policy.

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2012	2011	2010
Healthcare cost trend rate assumed for next year	7.00%	7.50%	7.75%
Rate to which cost trend rate gradually declines	5.00	5.00	5.00
Year the rate reaches the level it is assumed to remain thereafter	2016	2016	2016

A one percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2012 service and interest cost	$232	$(187)
Effect on postretirement benefit obligation as of December 31, 2012	3,251	(2,669)

Plan Assets

Historically, our portfolio strategy emphasized a long-term equity orientation, significant global diversification, and the use of both public and private investments. In an effort to reduce the risk of our portfolio strategy and better align assets with liabilities, we have shifted our strategy to one that is more liability driven, where cash flows from investments better match projected benefit payments but result in lower asset returns. We intend to reduce the likelihood that assets will decline at a time when liabilities increase (referred to as liability hedging), with the goal to reduce the risk of underfunding to the plan and its participants and beneficiaries. Both active and passive management approaches are used depending on perceived market efficiencies and various other factors. Our diversification and risk control processes serve to minimize the concentration of risk.

While target allocation percentages will vary over time, the company’s overall investment strategy is to achieve a mix of assets, which allows us to meet projected benefits payments while taking into consideration risk and return. The current target allocation for plan assets is designed so that 70% of the assets have the objective of achieving a return in excess of the growth in liabilities (comprised of public equities, private equities, real estate, hedge funds and emerging debt) and 30% of the assets are invested as liability hedging assets (typically longer duration fixed income). This allocation will shift as funded status improves to a higher allocation to liability hedging assets. Target policies will be revisited periodically to ensure they are in line with fund objectives. Due to our diversification and risks control processes, there are no significant concentrations of risk, in terms of sector, industry, geography or company names.

Pension and healthcare and life plans assets do not include significant amounts of Verizon common stock.

Pension Plans

The fair values for the pension plans by asset category at December 31, 2012 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,618	$1,586	$32	$–
Equity securities	2,944	2,469	475	–
Fixed income securities
U.S. Treasuries and agencies	1,589	1,125	464	–
Corporate bonds	2,456	35	2,225	196
International bonds	601	140	461	–
Other	210	–	210	–
Real estate	2,018	–	–	2,018
Other
Private equity	5,039	–	–	5,039
Hedge funds	1,807	–	1,249	558

Total	$18,282	$5,355	$5,116	$7,811

The fair values for the pension plans by asset category at December 31, 2011 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,215	$1,184	$31	$–
Equity securities	6,829	5,704	1,125	–
Fixed income securities
U.S. Treasuries and agencies	1,796	1,239	557	–
Corporate bonds	2,140	65	1,886	189
International bonds	1,163	158	1,005	–
Other	359	–	359	–
Real estate	2,158	–	–	2,158
Other
Private equity	6,109	–	54	6,055
Hedge funds	2,341	–	1,679	662

Total	$24,110	$8,350	$6,696	$9,064

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

				(dollars in millions)
	Corporate Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2011	$180	$1,769	$5,849	$716	$8,514
Actual gain (loss) on plan assets	(4)	258	477	(4)	727
Purchases and sales	48	43	(203)	(50)	(162)
Transfers in and/or out	(35)	88	(68)	–	(15)

Balance at December 31, 2011	$189	$2,158	$6,055	$662	$9,064
Actual gain on plan assets	12	84	146	43	285
Purchases and sales	(14)	(224)	(1,162)	(147)	(1,547)
Transfers in	9	–	–	–	9

Balance at December 31, 2012	$196	$2,018	$5,039	$558	$7,811

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2012 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$291	$13	$278	$–
Equity securities	1,753	1,004	749	–
Fixed income securities
U.S. Treasuries and agencies	118	80	38	–
Corporate bonds	192	11	181	–
International bonds	189	72	117	–
Other	114	–	114	–

Total	$2,657	$1,180	$1,477	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2011 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$281	$22	$259	$–
Equity securities	1,695	951	744	–
Fixed income securities
U.S. Treasuries and agencies	85	58	27	–
Corporate bonds	119	26	93	–
International bonds	192	67	125	–
Other	210	–	210	–
Other	46	–	46	–

Total	$2,628	$1,124	$1,504	$–

The following are general descriptions of asset categories, as well as the valuation methodologies and inputs used to determine the fair value of each major category of assets.

Cash and cash equivalents include short-term investment funds, primarily in diversified portfolios of investment grade money market instruments and are valued using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

Equity securities are investments in common stock of domestic and international corporations in a variety of industry sectors, and are valued primarily using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

Fixed income securities include U.S. Treasuries and agencies, debt obligations of foreign governments and domestic and foreign corporations. Fixed income also includes investments in collateralized mortgage obligations, mortgage backed securities and interest rate swaps. The fair value of fixed income securities is based on observable prices for identical or comparable assets, adjusted using benchmark curves, sector grouping, matrix pricing, broker/dealer quotes and issuer spreads, and thus is classified within Level 1 or Level 2.

Real estate investments include those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions and the status of the capital markets, and thus are classified within Level 3.

Private equity investments include those in limited partnerships that invest in operating companies that are not publicly traded on a stock exchange. Investment strategies in private equity include leveraged buyouts, venture capital, distressed investments and investments in natural resources. These investments are valued using inputs such as trading multiples of comparable public securities, merger and acquisition activity and pricing data from the most recent equity financing taking into consideration illiquidity, and thus are classified within Level 3.

Hedge fund investments include those seeking to maximize absolute returns using a broad range of strategies to enhance returns and provide additional diversification. The fair values of hedge funds are estimated using net asset value per share (NAV) of the investments. Verizon has the ability to redeem these investments at NAV within the near term and thus are classified within Level 2. Investments that cannot be redeemed in the near term are classified within Level 3.

Cash Flows

In 2012, we contributed $0.9 billion to our qualified pension plans, $0.2 billion to our nonqualified pension plans and $1.5 billion to our other postretirement benefit plans, exclusive of the annuitization discussed below. We expect the qualified pension plan contributions in 2013 to be immaterial. We anticipate approximately $0.1 billion in contributions to our non-qualified pension plans and $1.5 billion to our other postretirement benefit plans in 2013.

Estimated Future Benefit Payments

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life
2013	$3,487	$1,662
2014	2,513	1,670
2015	2,315	1,665
2016	1,782	1,614
2017	1,686	1,567
2018-2022	6,703	7,174

Savings Plan and Employee Stock Ownership Plans

We maintain four leveraged employee stock ownership plans (ESOP). Only one plan currently has unallocated shares. We match a certain percentage of eligible employee contributions to the savings plans with shares of our common stock from this ESOP. At December 31, 2012, the number of unallocated and allocated shares of common stock in this ESOP was 711,000 and 64 million, respectively. All leveraged ESOP shares are included in earnings per share computations.

Total savings plan costs were $0.7 billion in 2012, 2011 and 2010, respectively.

Pension Annuitization

On October 17, 2012, we, along with our subsidiary Verizon Investment Management Corp., and Fiduciary Counselors Inc., as independent fiduciary of the Verizon Management Pension Plan (the Plan), entered into a definitive purchase agreement with The Prudential Insurance Company of America (Prudential) and Prudential Financial, Inc., pursuant to which the Plan would purchase a single premium group annuity contract from Prudential.

On December 10, 2012, upon issuance of the group annuity contract by Prudential, Prudential irrevocably assumed the obligation to make future annuity payments to approximately 41,000 Verizon management retirees who began receiving pension payments from the Plan prior to January 1, 2010. The amount of each retiree’s annuity payment equals the amount of such individual’s pension benefit. In addition, the group annuity contract is intended to replicate the same rights to future payments, such as survivor benefits, that are currently offered by the Plan.

We contributed approximately $2.6 billion to the Plan between September 1, 2012 and December 31, 2012 in connection with the transaction so that the Plan’s funding percentage would not decrease as a result of the transaction.

Severance Benefits

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2010	$1,638	$1,217	$(1,307)	$21	$1,569
2011	1,569	32	(474)	(14)	1,113
2012	1,113	396	(531)	32	1,010

Severance, Pension and Benefit Charges

During 2012, we recorded net pre-tax severance, pension and benefits charges of approximately $7.2 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The charges were primarily driven by a decrease in our discount rate assumption used to determine the current year liabilities from a weighted-average of 5% at December 31, 2011 to a weighted-average of 4.2% at December 31, 2012 ($5.3 billion) and revisions to the retirement assumptions for participants and other assumption adjustments, partially offset by the difference between our estimated return on assets of 7.5% and our actual return on assets of 10% ($0.7 billion). As part of this charge, we also recorded $1.0 billion related to the annuitization of pension liabilities, as described above, as well as severance charges of $0.4 billion primarily for approximately 4,000 management employees.

During 2011, we recorded net pre-tax severance, pension and benefits charges of approximately $6.0 billion for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The charges were primarily driven by a decrease in our discount rate assumption used to determine the current year liabilities from 5.75% at December 31, 2010 to 5% at December 31, 2011 ($5.0 billion); the difference between our estimated return on assets of 8% and our actual return on assets of 5% ($0.9 billion); and revisions to the life expectancy of participants and other adjustments to assumptions.

During 2010, we recorded net pre-tax severance, pension and benefits charges of $3.1 billion. The charges during 2010 included remeasurement losses of $0.6 billion, for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. Additionally, in 2010, we reached an agreement with certain unions on temporary enhancements to the separation programs contained in their existing collective bargaining agreements. These temporary enhancements were intended to help address a previously declared surplus of employees and to help reduce the need for layoffs. Accordingly, we recorded severance, pension and benefits charges associated with approximately 11,900 union-represented employees who volunteered for the incentive offer. These charges included $1.2 billion for severance for the 2010 separation programs mentioned above and a planned workforce reduction of approximately 2,500 employees in 2011. In addition, we recorded $1.3 billion for pension and postretirement curtailment losses and special termination benefits due to the workforce reductions.

Taxes	12 Months Ended
Dec. 31, 2012
Taxes

Note 12

Taxes

The components of income before provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Domestic	$9,316	$9,724	$11,921
Foreign	581	759	763

Total	$9,897	$10,483	$12,684

The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Current
Federal	$223	$193	$(705)
Foreign	(45)	25	(19)
State and Local	114	290	(42)

Total	292	508	(766)

Deferred
Federal	(553)	276	2,945
Foreign	10	(38)	(24)
State and Local	(403)	(455)	316

Total	(946)	(217)	3,237
Investment tax credits	(6)	(6)	(4)

Total income tax provision (benefit)	$(660)	$285	$2,467

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	(1.9)	(1.0)	1.4
Affordable housing credit	(1.9)	(1.8)	(1.3)
Employee benefits including ESOP dividend	(1.1)	(1.4)	(1.2)
Medicare Part D subsidy charge	–	–	6.9
Equity in earnings from unconsolidated businesses	(1.4)	(1.9)	(1.6)
Noncontrolling interest	(33.7)	(23.0)	(19.5)
Other, net	(1.7)	(3.2)	(0.3)

Effective income tax rate	(6.7)%	2.7%	19.4%

The effective income tax rate for 2012 was (6.7)% compared to 2.7% for 2011. The negative effective income tax rate for 2012 and the decrease in the provision for income taxes during 2012 compared to 2011 was primarily due to lower income before income taxes as a result of higher severance, pension, and benefit charges as well as early debt redemption costs recorded in the current year.

The effective income tax rate in 2011 decreased to 2.7% from 19.4% in 2010. This decrease was primarily driven by lower income before provision for income taxes as a result of higher pension and benefit charges recorded in 2011 as well as tax benefits from state valuation allowance reversals in 2011. The decrease was also due to a one-time, non-cash income tax charge of $1.0 billion recorded during the three months ended March 31, 2010 as a result of the enactment of the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010, both of which became law in March 2010 (collectively the Health Care Act). Under the Health Care Act, beginning in 2013, Verizon and other companies that receive a subsidy under Medicare Part D to provide retiree prescription drug coverage will no longer receive a federal income tax deduction for the expenses incurred in connection with providing the subsidized coverage to the extent of the subsidy received. Because future anticipated retiree prescription drug plan liabilities and related subsidies are already reflected in Verizon’s financial statements, this change in law required Verizon to reduce the value of the related tax benefits recognized in its financial statements in the period during which the Health Care Act was enacted.

The amounts of cash taxes paid are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Income taxes, net of amounts refunded	$351	$762	$430
Employment taxes	1,308	1,328	1,372
Property and other taxes	1,727	1,883	1,963

Total	$3,386	$3,973	$3,765

Deferred taxes arise because of differences in the book and tax bases of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2012	2011
Employee benefits	$13,644	$13,119
Tax loss and credit carry forwards	4,819	5,170
Uncollectible accounts receivable	206	224
Other - assets	1,050	952

	19,719	19,465
Valuation allowances	(2,041)	(2,376)

Deferred tax assets	17,678	17,089

Former MCI intercompany accounts receivable basis difference	1,275	1,435
Depreciation	13,953	13,743
Leasing activity	1,208	1,569
Wireless joint venture including wireless licenses	22,171	21,778
Other - liabilities	1,320	1,233

Deferred tax liabilities	39,927	39,758

Net deferred tax liability	$22,249	$22,669

At December 31, 2012, undistributed earnings of our foreign subsidiaries indefinitely invested outside of the United States amounted to approximately $1.8 billion. The majority of Verizon’s cash flow is generated from domestic operations and we are not dependent on foreign cash or earnings to meet our funding requirements, nor do we intend to repatriate these undistributed foreign earnings to fund U.S. operations. Furthermore, a portion of these undistributed earnings represents amounts that legally must be kept in reserve in accordance with certain foreign jurisdictional requirements and are unavailable for distribution or repatriation. As a result, we have not provided U.S. deferred taxes on these undistributed earnings because we intend that they will remain indefinitely reinvested outside of the United States and therefore unavailable for use in funding U.S. operations. Determination of the amount of unrecognized deferred taxes related to these undistributed earnings is not practicable.

At December 31, 2012, we had net after tax loss and credit carry forwards for income tax purposes of approximately $4.6 billion. Of these net after tax loss and credit carry forwards, approximately $4.0 billion will expire between 2013 and 2032 and approximately $0.6 billion may be carried forward indefinitely. The amount of net after tax loss and credit carry forwards reflected as a deferred tax asset above has been reduced by approximately $0.1 billion at December 31, 2012 and 2011, respectively, due to federal and state tax law limitations on utilization of net operating losses.

During 2012, the valuation allowance decreased approximately $0.3 billion. The balance of the valuation allowance at December 31, 2012 and the 2012 activity is primarily related to state and foreign tax losses and credit carry forwards.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2012	2011	2010
Balance at January 1,	$3,078	$3,242	$3,400
Additions based on tax positions related to the current year	131	111	231
Additions for tax positions of prior years	92	456	476
Reductions for tax positions of prior years	(415)	(644)	(569)
Settlements	100	(56)	(256)
Lapses of statutes of limitations	(43)	(31)	(40)

Balance at December 31,	$2,943	$3,078	$3,242

Included in the total unrecognized tax benefits at December 31, 2012, 2011 and 2010 is $2.1 billion, $2.2 billion and $2.1 billion, respectively, that if recognized, would favorably affect the effective income tax rate.

We recognized the following net after tax benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2012	$82
2011	60
2010	29

The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2012	$386
2011	470

Verizon and/or its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state, local and foreign jurisdictions. As a large taxpayer, we are under audit by the Internal Revenue Service (IRS) and multiple state and foreign jurisdictions for various open tax years. The IRS commenced its examination of the Company’s U.S. income tax returns for tax years 2007-2009 in the third quarter of 2012. Significant tax examinations are ongoing in Italy and New York City for tax years as early as 2000. The amount of unrecognized tax benefits will change in the next twelve months due to the resolution of various income tax matters, including the resolution of tax litigation in Canada in the first quarter of 2013. An estimate of the range of the possible change cannot be made until these tax matters are further developed or resolved. The impacts of the favorable resolution of the Canada litigation will be accounted for in the first quarter of 2013.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

Note 13

Segment Information

Reportable Segments

We have two reportable segments, which we operate and manage as strategic business units and organize by products and services. We measure and evaluate our reportable segments based on segment operating income, consistent with the chief operating decision maker’s assessment of segment performance.

Corporate, eliminations and other includes unallocated corporate expenses, intersegment eliminations recorded in consolidation, the results of other businesses, such as our investments in unconsolidated businesses, pension and other employee benefit related costs, lease financing, as well as the historical results of divested operations and other adjustments and gains and losses that are not allocated in assessing segment performance due to their non-operational nature. Although such transactions are excluded from the business segment results, they are included in reported consolidated earnings. Gains and losses that are not individually significant are included in all segment results as these items are included in the chief operating decision maker’s assessment of segment performance.

The reconciliation of segment operating revenues and expenses to consolidated operating revenues and expenses below also includes those items of a non-recurring or non-operational nature. We exclude from segment results the effects of certain items that management does not consider in assessing segment performance, primarily because of their non-recurring or non-operational nature.

In order to comply with regulatory conditions related to the acquisition of Alltel in January 2009, Verizon Wireless divested overlapping properties in 105 operating markets in 24 states during the first half of 2010. In addition, on July 1, 2010, certain of Verizon’s local exchange business and related activities in 14 states were spun off (see Note 2). Accordingly, the historical Verizon Wireless and Wireline results for these operations have been reclassified to Corporate and Other to reflect comparable segment operating results.

We have adjusted prior-period consolidated and segment information, where applicable, to conform to current year presentation.

Our segments and their principal activities consist of the following:

Segment	Description
Verizon Wireless

Verizon Wireless’ communications products and services include wireless voice and data services and equipment sales, which are provided to consumer, business and government customers across the United States.

Wireline

Wireline’s voice, data and video communications products and enhanced services include local and long distance voice, broadband Internet access and video, corporate networking solutions, data center and cloud services and security and managed network services. We provide these products and services to consumers in the United States, as well as to carriers, businesses and government customers both in the United States and in over 150 other countries around the world.

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2012	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$61,383	$–	$61,383
Other service	2,290	–	2,290

Service revenue	63,673	–	63,673
Equipment	8,010	–	8,010
Other	4,096	–	4,096
Consumer retail	–	14,043	14,043
Small business	–	2,648	2,648

Mass Markets	–	16,691	16,691
Strategic services	–	8,052	8,052
Core	–	7,240	7,240

Global Enterprise	–	15,292	15,292
Global Wholesale	–	6,177	6,177
Other	–	508	508
Intersegment revenues	89	1,112	1,201

Total operating revenues	75,868	39,780	115,648
Cost of services and sales	24,490	22,413	46,903
Selling, general and administrative expense	21,650	8,883	30,533
Depreciation and amortization expense	7,960	8,424	16,384

Total operating expenses	54,100	39,720	93,820

Operating income	$21,768	$60	$21,828

Assets	$142,485	$84,815	$227,300
Plant, property and equipment, net	34,545	52,911	87,456
Capital expenditures	8,857	6,342	15,199

	(dollars in millions)
2011	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$56,601	$–	$56,601
Other service	2,497	–	2,497

Service revenue	59,098	–	59,098
Equipment	7,446	–	7,446
Other	3,517	–	3,517
Consumer retail	–	13,605	13,605
Small business	–	2,720	2,720

Mass Markets	–	16,325	16,325
Strategic services	–	7,607	7,607
Core	–	8,014	8,014

Global Enterprise	–	15,621	15,621
Global Wholesale	–	6,795	6,795
Other	–	704	704
Intersegment revenues	93	1,237	1,330

Total operating revenues	70,154	40,682	110,836
Cost of services and sales	24,086	22,158	46,244
Selling, general and administrative expense	19,579	9,107	28,686
Depreciation and amortization expense	7,962	8,458	16,420

Total operating expenses	51,627	39,723	91,350

Operating income	$18,527	$959	$19,486

Assets	$147,378	$86,185	$233,563
Plant, property and equipment, net	33,451	54,149	87,600
Capital expenditures	8,973	6,399	15,372

	(dollars in millions)
2010	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$53,267	$–	$53,267
Other service	2,321	–	2,321

Service revenue	55,588	–	55,588
Equipment	4,412	–	4,412
Other	3,341	–	3,341
Consumer retail	–	13,419	13,419
Small business	–	2,828	2,828

Mass Markets	–	16,247	16,247
Strategic services	–	6,602	6,602
Core	–	8,712	8,712

Global Enterprise	–	15,314	15,314
Global Wholesale	–	7,526	7,526
Other	–	858	858
Intersegment revenues	66	1,282	1,348

Total operating revenues	63,407	41,227	104,634
Cost of services and sales	19,245	22,618	41,863
Selling, general and administrative expense	18,082	9,372	27,454
Depreciation and amortization expense	7,356	8,469	15,825

Total operating expenses	44,683	40,459	85,142

Operating income	$18,724	$768	$19,492

Assets	$138,863	$83,849	$222,712
Plant, property and equipment, net	32,253	54,594	86,847
Capital expenditures	8,438	7,269	15,707

Reconciliation to Consolidated Financial Information

A reconciliation of the segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Operating Revenues
Total reportable segments	$115,648	$110,836	$104,634
Reconciling items:
Deferred revenue adjustment (see Note 1)	–	–	(235)
Impact of divested operations	–	–	2,407
Corporate, eliminations and other	198	39	(241)

Consolidated operating revenues	$115,846	$110,875	$106,565

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Operating Income
Total segment operating income	$21,828	$19,486	$19,492
Merger integration and acquisition related charges (see Note 2)	–	–	(867)
Access line spin-off related charges (see Note 2)	–	–	(407)
Litigation settlements (see Note 16)	(384)	–	–
Severance, pension and benefit charges (see Note 11)	(7,186)	(5,954)	(3,054)
Deferred revenue adjustment (see Note 1)	–	–	(235)
Impact of divested operations (see Note 2)	–	–	755
Other costs (see Note 8)	(276)	–	–
Corporate, eliminations and other	(822)	(652)	(1,039)

Consolidated operating income	13,160	12,880	14,645
Equity in earnings of unconsolidated businesses	324	444	508
Other income and (expense), net	(1,016)	(14)	54
Interest expense	(2,571)	(2,827)	(2,523)

Income Before Provision for Income Taxes	$9,897	$10,483	$12,684

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2012	2011
Assets
Total reportable segments	$227,300	$233,563
Corporate, eliminations and other	(2,078)	(3,102)

Total consolidated	$225,222	$230,461

We generally account for intersegment sales of products and services and asset transfers at current market prices. No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2012, 2011 and 2010. International operating revenues and long-lived assets are not significant.

Comprehensive Income	12 Months Ended
Dec. 31, 2012
Comprehensive Income

Note 14

Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting equity that, under GAAP, are excluded from net income. Significant changes in the components of Other comprehensive income, net of provision for income taxes are described below.

Foreign Currency Translation Adjustments

The change in Foreign currency translation adjustments during 2012, 2011 and 2010 was primarily related to our investment in Vodafone Omnitel N.V. and was primarily driven by the movements of the U.S. dollar against the Euro.

Net Unrealized Gains (Losses) on Cash Flow Hedges

During 2012, 2011 and 2010, Unrealized gains (losses) on cash flow hedges included in Other comprehensive income attributable to noncontrolling interest, primarily reflect activity related to a cross currency swap (see Note 9). Reclassification adjustments for gains (losses) realized in net income were not significant.

Net Unrealized Gains (Losses) on Marketable Securities

During 2012, 2011 and 2010, reclassification adjustments on marketable securities for gains (losses) realized in net income were not significant.

Defined Benefit Pension and Postretirement Plans

The change in Defined benefit pension and postretirement plans of $0.9 billion, net of taxes of $0.6 billion at December 31, 2012 was primarily a result of plan amendments.

The change in Defined benefit pension and postretirement plans of $0.3 billion, net of taxes of $0.2 billion at December 31, 2011 was primarily a result of plan amendments.

Accumulated Other Comprehensive Income

The components of Accumulated other comprehensive income were as follows:

	(dollars in millions)
At December 31,	2012	2011
Foreign currency translation adjustments	$793	$724
Net unrealized gain on cash flow hedges	88	156
Unrealized gain on marketable securities	101	72
Defined benefit pension and postretirement plans	1,253	317

Accumulated Other Comprehensive Income	$2,235	$1,269

Additional Financial Information	12 Months Ended
Dec. 31, 2012
Additional Financial Information

Note 15

Additional Financial Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Depreciation expense	$14,920	$14,991	$14,593
Interest costs on debt balances	2,977	3,269	3,487
Capitalized interest costs	(406)	(442)	(964)
Advertising expense	2,381	2,523	2,451

Balance Sheet Information

	(dollars in millions)
At December 31,	2012	2011
Accounts Payable and Accrued Liabilities
Accounts payable	$4,740	$4,194
Accrued expenses	4,608	3,786
Accrued vacation, salaries and wages	5,006	4,857
Interest payable	632	774
Taxes payable	1,196	1,078

	$16,182	$14,689

Other Current Liabilities
Advance billings and customer deposits	$3,554	$3,411
Dividends payable	1,494	1,440
Special distribution to noncontrolling interest	–	4,500
Other	1,357	1,872

	$6,405	$11,223

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Cash Paid
Interest, net of amounts capitalized	$1,971	$2,629	$2,433

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans, including 24.6 million common shares issued from Treasury stock during 2012, related to dividend payments, which had an aggregate value of $1.0 billion.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 16

Commitments and Contingencies

In the ordinary course of business Verizon is involved in various commercial litigation and regulatory proceedings at the state and federal level. Where it is determined, in consultation with counsel based on litigation and settlement risks, that a loss is probable and estimable in a given matter, the Company establishes an accrual. In none of the currently pending matters is the amount of accrual material. An estimate of the reasonably possible loss or range of loss in excess of the amounts already accrued cannot be made at this time due to various factors typical in contested proceedings, including (1) uncertain damage theories and demands; (2) a less than complete factual record; (3) uncertainty concerning legal theories and their resolution by courts or regulators; and (4) the unpredictable nature of the opposing party and its demands. We continuously monitor these proceedings as they develop and adjust any accrual or disclosure as needed. We do not expect that the ultimate resolution of any pending regulatory or legal matter in future periods, including the Hicksville matter described below, will have a material effect on our financial condition, but it could have a material effect on our results of operations for a given reporting period.

During 2003, under a government-approved plan, remediation commenced at the site of a former Sylvania facility in Hicksville, New York that processed nuclear fuel rods in the 1950s and 1960s. Remediation beyond original expectations proved to be necessary and a reassessment of the anticipated remediation costs was conducted. A reassessment of costs related to remediation efforts at several other former facilities was also undertaken. In September 2005, the Army Corps of Engineers (ACE) accepted the Hicksville site into the Formerly Utilized Sites Remedial Action Program. This may result in the ACE performing some or all of the remediation effort for the Hicksville site with a corresponding decrease in costs to Verizon. To the extent that the ACE assumes responsibility for remedial work at the Hicksville site, an adjustment to a reserve previously established for the remediation may be made. Adjustments to the reserve may also be made based upon actual conditions discovered during the remediation at this or any other site requiring remediation.

Verizon is currently involved in approximately 50 federal district court actions alleging that Verizon is infringing various patents. Most of these cases are brought by non-practicing entities and effectively seek only monetary damages; a small number are brought by companies that sell products and seek injunctive relief as well. These cases have progressed to various degrees and a small number may go to trial in the coming 12 months if they are not otherwise resolved. In the third quarter of 2012, we settled a number of patent litigation matters, including cases with ActiveVideo Networks Inc. (ActiveVideo) and TiVo Inc. (TiVo). In connection with the settlements with ActiveVideo and TiVo, we recorded a charge of $0.4 billion in the third quarter of 2012 and will pay and recognize over the next six years an additional $0.2 billion.

In connection with the execution of agreements for the sales of businesses and investments, Verizon ordinarily provides representations and warranties to the purchasers pertaining to a variety of nonfinancial matters, such as ownership of the securities being sold, as well as indemnity from certain financial losses. From time to time, counterparties may make claims under these provisions, and Verizon will seek to defend against those claims and resolve them in the ordinary course of business.

Subsequent to the sale of Verizon Information Services Canada in 2004, we continue to provide a guarantee to publish directories, which was issued when the directory business was purchased in 2001 and had a 30-year term (before extensions). The preexisting guarantee continues, without modification, despite the subsequent sale of Verizon Information Services Canada and the spin-off of our domestic print and Internet yellow pages directories business. The possible financial impact of the guarantee, which is not expected to be adverse, cannot be reasonably estimated as a variety of the potential outcomes available under the guarantee result in costs and revenues or benefits that may offset each other. We do not believe performance under the guarantee is likely.

As of December 31, 2012, letters of credit totaling approximately $0.1 billion, which were executed in the normal course of business and support several financing arrangements and payment obligations to third parties, were outstanding.

We have several commitments primarily to purchase handsets and peripherals, equipment, software, programming and network services, and marketing activities, which will be used or sold in the ordinary course of business, from a variety of suppliers totaling $41.8 billion. Of this total amount, $29.6 billion is attributable to 2013, $7.5 billion is attributable to 2014 through 2015, $4.2 billion is attributable to 2016 through 2017 and $0.5 billion is attributable to years thereafter. These amounts do not represent our entire anticipated purchases in the future, but represent only those items that are the subject of contractual obligations. Our commitments are generally determined based on the noncancelable quantities or termination amounts. Purchases against our commitments for 2012 totaled approximately $16 billion. Since the commitments to purchase programming services from television networks and broadcast stations have no minimum volume requirement, we estimated our obligation based on number of subscribers at December 31, 2012, and applicable rates stipulated in the contracts in effect at that time. We also purchase products and services as needed with no firm commitment.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information

Note 17

Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)

			Net Income (Loss) attributable to Verizon(1)
Quarter Ended	Operating Revenues	Operating Income (Loss)	Amount	Per Share- Basic	Per Share- Diluted	Net Income (Loss)
2012
March 31	$28,242	$5,195	$1,686	$.59	$.59	$3,906
June 30	28,552	5,651	1,825	.64	.64	4,285
September 30	29,007	5,483	1,593	.56	.56	4,292
December 31	30,045	(3,169)	(4,229)	(1.48)	(1.48)	(1,926)

2011
March 31	$26,990	$4,453	$1,439	$.51	$.51	$3,264
June 30	27,536	4,892	1,609	.57	.57	3,604
September 30	27,913	4,647	1,379	.49	.49	3,542
December 31	28,436	(1,112)	(2,023)	(.71)	(.71)	(212)

•	Results of operations for the third quarter of 2012 include after-tax charges attributable to Verizon of $0.2 billion related to legal settlements.

•

Results of operations for the fourth quarter of 2012 include after-tax charges attributable to Verizon of $5.3 billion related to severance, pension and benefit charges and early debt redemption and other costs.

•	Results of operations for the third quarter of 2011 include after-tax charges attributable to Verizon of $0.2 billion related to severance, pension and benefit charges.

•

Results of operations for the fourth quarter of 2011 include after-tax charges attributable to Verizon of $3.5 billion related to severance, pension and benefit charges and costs related to the early redemption of debt.

(1)	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.

Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation

Consolidation

The method of accounting applied to investments, whether consolidated, equity or cost, involves an evaluation of all significant terms of the investments that explicitly grant or suggest evidence of control or influence over the operations of the investee. The consolidated financial statements include our controlled subsidiaries. For controlled subsidiaries that are not wholly owned, the noncontrolling interest is included in Net income and Total equity. Investments in businesses which we do not control, but have the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method. Investments in which we do not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method. Equity and cost method investments are included in Investments in unconsolidated businesses in our consolidated balance sheets. Certain of our cost method investments are classified as available-for-sale securities and adjusted to fair value pursuant to the accounting standard related to debt and equity securities. All significant intercompany accounts and transactions have been eliminated.

Basis of Presentation

Basis of Presentation

We have reclassified certain prior year amounts to conform to the current year presentation.

Corporate, eliminations and other during the periods presented include a non-cash adjustment of $0.2 billion in 2010, primarily to adjust wireless service revenues. This adjustment was recorded to properly defer previously recognized wireless service revenues that were earned and recognized in future periods. The adjustment was recorded during 2010, which reduced Net income attributable to Verizon by approximately $0.1 billion.

Use of Estimates

Use of Estimates

We prepare our financial statements using U.S. generally accepted accounting principles (GAAP), which require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Examples of significant estimates include: the allowance for doubtful accounts, the recoverability of plant, property and equipment, the recoverability of intangible assets and other long-lived assets, unbilled revenues, fair values of financial instruments, unrecognized tax benefits, valuation allowances on tax assets, accrued expenses, pension and postretirement benefit assumptions, contingencies and allocation of purchase prices in connection with business combinations.

Revenue Recognition

Revenue Recognition

Multiple Deliverable Arrangements

In both our Verizon Wireless and Wireline segments, we offer products and services to our customers through bundled arrangements. These arrangements involve multiple deliverables which may include products, services, or a combination of products and services.

On January 1, 2011, we prospectively adopted the accounting standard updates regarding revenue recognition for multiple deliverable arrangements, and arrangements that include software elements. These updates require us to allocate revenue in an arrangement using its best estimate of selling price if neither vendor specific objective evidence (VSOE) nor third party evidence (TPE) of selling price exists.

Verizon Wireless

Our Verizon Wireless segment earns revenue primarily by providing access to and usage of its network. In general, access revenue is billed one month in advance and recognized when earned. Usage revenue is generally billed in arrears and recognized when service is rendered. Equipment sales revenue associated with the sale of wireless handsets and accessories is recognized when the products are delivered to and accepted by the customer, as this is considered to be a separate earnings process from providing wireless services. For agreements involving the resale of third-party services in which we are considered the primary obligor in the arrangements, we record the revenue gross at the time of the sale. For equipment sales, we currently subsidize the cost of wireless devices. The amount of this subsidy is generally contingent on the arrangement and terms selected by the customer. The equipment revenue is recognized up to the amount collected when the wireless device is sold.

Wireline

Our Wireline segment earns revenue based upon usage of its network and facilities and contract fees. In general, fixed monthly fees for voice, video, data and certain other services are billed one month in advance and recognized when earned. Revenue from services that are not fixed in amount and are based on usage is generally billed in arrears and recognized when service is rendered.

We sell each of the services offered in bundled arrangements (i.e., voice, video and data), as well as separately; therefore each product or service has a standalone selling price. For these arrangements revenue is allocated to each deliverable using a relative selling price method. Under this method, arrangement consideration is allocated to each separate deliverable based on our standalone selling price for each product or service. These services include FiOS services, individually or in bundles, and High Speed Internet.

When we bundle equipment with maintenance and monitoring services, we recognize equipment revenue when the equipment is installed in accordance with contractual specifications and ready for the customer’s use. The maintenance and monitoring services are recognized monthly over the term of the contract as we provide the services.

Installation related fees, along with the associated costs up to but not exceeding these fees, are deferred and amortized over the estimated customer relationship period.

For each of our segments we report taxes imposed by governmental authorities on revenue-producing transactions between us and our customers on a net basis.

Maintenance and Repairs

Maintenance and Repairs

We charge the cost of maintenance and repairs, including the cost of replacing minor items not constituting substantial betterments, principally to Cost of services and sales as these costs are incurred.

Advertising Costs

Advertising Costs

Costs for advertising products and services as well as other promotional and sponsorship costs are charged to Selling, general and administrative expense in the periods in which they are incurred (see Note 15).

Earnings Per Common Share

Earnings Per Common Share

Basic earnings per common share are based on the weighted-average number of shares outstanding during the period. Where appropriate, diluted earnings per common share include the dilutive effect of shares issuable under our stock-based compensation plans.

There were a total of approximately 9 million, 6 million and 3 million stock options and restricted stock units outstanding included in the computation of diluted earnings per common share for the years ended December 31, 2012, 2011 and 2010, respectively. Outstanding options to purchase shares that were not included in the computation of diluted earnings per common share, because to do so would have been anti-dilutive for the period, were not significant for the year ended December 31, 2012 and included approximately 19 million and 73 million weighted-average shares for the years ended December 31, 2011 and 2010, respectively.

We are authorized to issue up to 4.25 billion and 250 million shares of common stock and Series Preferred Stock, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of 90 days or less when purchased to be cash equivalents. Cash equivalents are stated at cost, which approximates quoted market value and include amounts held in money market funds.

Marketable Securities

Marketable Securities

We have investments in marketable securities, which are considered “available-for-sale” under the provisions of the accounting standard for certain debt and equity securities, and are included in the accompanying consolidated balance sheets in Short-term investments, Investments in unconsolidated businesses or Other assets. We continually evaluate our investments in marketable securities for impairment due to declines in market value considered to be other-than-temporary. That evaluation includes, in addition to persistent, declining stock prices, general economic and company-specific evaluations. In the event of a determination that a decline in market value is other-than-temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Inventories

Inventories

Inventory consists of wireless and wireline equipment held for sale, which is carried at the lower of cost (determined principally on either an average cost or first-in, first-out basis) or market.

Plant and Depreciation

Plant and Depreciation

We record plant, property and equipment at cost. Plant, property and equipment of wireline and wireless operations are generally depreciated on a straight-line basis.

Leasehold improvements are amortized over the shorter of the estimated life of the improvement or the remaining term of the related lease, calculated from the time the asset was placed in service.

When the depreciable assets of our wireline and wireless operations are retired or otherwise disposed of, the related cost and accumulated depreciation are deducted from the plant accounts, and any gains or losses on disposition are recognized in income.

We capitalize and depreciate network software purchased or developed along with related plant assets. We also capitalize interest associated with the acquisition or construction of network-related assets. Capitalized interest is reported as a reduction in interest expense and depreciated as part of the cost of the network-related assets.

In connection with our ongoing review of the estimated remaining average useful lives of plant, property and equipment at our local telephone operations, we determined that there were no changes necessary for average useful lives for 2012, 2011, and 2010. In connection with our ongoing review of the estimated remaining average useful lives of plant, property and equipment at our wireless operations, we determined that changes were necessary to the remaining estimated useful lives as a result of technology upgrades, enhancements, and planned retirements. These changes resulted in increases in depreciation expense of $0.4 billion and $0.3 billion in 2011 and 2010, respectively. While the timing and extent of current deployment plans are subject to ongoing analysis and modification, we believe the current estimates of useful lives are reasonable.

Computer Software Costs

Computer Software Costs

We capitalize the cost of internal-use network and non-network software that has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use network and non-network software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Planning, software maintenance and training costs are expensed in the period in which they are incurred. Also, we capitalize interest associated with the development of internal-use network and non-network software. Capitalized non-network internal-use software costs are amortized using the straight-line method over a period of 3 to 7 years and are included in Other intangible assets, net in our consolidated balance sheets. For a discussion of our impairment policy for capitalized software costs, see “Goodwill and Other Intangible Assets” below. Also, see Note 3 for additional detail of internal-use non-network software reflected in our consolidated balance sheets.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill

Goodwill is the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. Impairment testing for goodwill is performed annually in the fourth fiscal quarter. The Company has the option to perform a qualitative assessment to determine if the fair value of the entity is less than its carrying value. However, the Company may elect to perform an impairment test even if no indications of a potential impairment exist. The impairment test for goodwill uses a two-step approach, which is performed at the reporting unit level. We have determined that in our case, the reporting units are our operating segments since that is the lowest level at which discrete, reliable financial and cash flow information is available. Step one compares the fair value of the reporting unit (calculated using a market approach and/or a discounted cash flow method) to its carrying value. If the carrying value exceeds the fair value, there is a potential impairment and step two must be performed. Step two compares the carrying value of the reporting unit’s goodwill to its implied fair value (i.e., fair value of reporting unit less the fair value of the unit’s assets and liabilities, including identifiable intangible assets). If the implied fair value of goodwill is less than the carrying amount of goodwill, an impairment is recognized.

Intangible Assets Not Subject to Amortization

A significant portion of our intangible assets are wireless licenses that provide our wireless operations with the exclusive right to utilize designated radio frequency spectrum to provide wireless communication services. While licenses are issued for only a fixed time, generally ten years, such licenses are subject to renewal by the Federal Communications Commission (FCC). Renewals of licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of our wireless licenses. As a result, we treat the wireless licenses as an indefinite-lived intangible asset. We reevaluate the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life.

We test our wireless licenses for potential impairment annually. We evaluate our licenses on an aggregate basis using a direct value approach. The direct value approach estimates fair value using a discounted cash flow analysis to estimate what a marketplace participant would be willing to pay to purchase the aggregated wireless licenses as of the valuation date. If the fair value of the aggregated wireless licenses is less than the aggregated carrying amount of the licenses, an impairment is recognized.

Interest expense incurred while qualifying activities are performed to ready wireless licenses for their intended use is capitalized as part of wireless licenses. The capitalization period ends when the development is discontinued or substantially complete and the license is ready for its intended use.

Intangible Assets Subject to Amortization and Long-Lived Assets

Our intangible assets that do not have indefinite lives (primarily customer lists and non-network internal-use software) are amortized over their useful lives. All of our intangible assets subject to amortization and long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indications were present, we would test for recoverability by comparing the carrying amount of the asset group to the net undiscounted cash flows expected to be generated from the asset group. If those net undiscounted cash flows do not exceed the carrying amount, we would perform the next step, which is to determine the fair value of the asset and record an impairment, if any. We reevaluate the useful life determinations for these intangible assets each year to determine whether events and circumstances warrant a revision in their remaining useful lives.

For information related to the carrying amount of goodwill by segment, wireless licenses and other intangible assets, as well as the major components and average useful lives of our other acquired intangible assets, see Note 3.

Fair Value Measurements

Fair Value Measurements

Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3—No observable pricing inputs in the market

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

Income Taxes

Income Taxes

Our effective tax rate is based on pre-tax income, statutory tax rates, tax laws and regulations and tax planning strategies available to us in the various jurisdictions in which we operate.

Deferred income taxes are provided for temporary differences in the bases between financial statement and income tax assets and liabilities. Deferred income taxes are recalculated annually at tax rates then in effect. We record valuation allowances to reduce our deferred tax assets to the amount that is more likely than not to be realized.

We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, we presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in one or more of the following: an increase in a liability for income taxes payable, a reduction of an income tax refund receivable, a reduction in a deferred tax asset, or an increase in a deferred tax liability.

The accounting standard relating to income taxes generated by leveraged lease transactions requires that changes in the projected timing of income tax cash flows generated by a leveraged lease transaction be recognized as a gain or loss in the year in which the change occurs.

Significant management judgment is required in evaluating our tax positions and in determining our effective tax rate.

Stock-Based Compensation

Stock-Based Compensation

We measure and recognize compensation expense for all stock-based compensation awards made to employees and directors based on estimated fair values. See Note 10 for further details.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of our foreign operations is generally the local currency. For these foreign entities, we translate income statement amounts at average exchange rates for the period, and we translate assets and liabilities at end-of-period exchange rates. We record these translation adjustments in Accumulated other comprehensive income (loss), a separate component of Equity, in our consolidated balance sheets. We report exchange gains and losses on intercompany foreign currency transactions of a long-term nature in Accumulated other comprehensive income (loss). Other exchange gains and losses are reported in income.

Employee Benefit Plans

Employee Benefit Plans

Pension and postretirement health care and life insurance benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Prior service costs and credits resulting from changes in plan benefits are generally amortized over the average remaining service period of the employees expected to receive benefits. Expected return on plan assets is determined by applying the return on assets assumption to the actual fair value of plan assets. Actuarial gains and losses are recognized in operating results in the year in which they occur. These gains and losses are measured annually as of December 31 or upon a remeasurement event. Verizon management employees no longer earn pension benefits or earn service towards the company retiree medical subsidy (see Note 11).

We recognize a pension or a postretirement plan’s funded status as either an asset or liability on the consolidated balance sheets. Also, we measure any unrecognized prior service costs and credits that arise during the period as a component of Accumulated other comprehensive income (loss), net of applicable income tax.

Derivative Instruments

Derivative Instruments

We have entered into derivative transactions primarily to manage our exposure to fluctuations in foreign currency exchange rates, interest rates, equity and commodity prices. We employ risk management strategies, which may include the use of a variety of derivatives including cross currency swaps, foreign currency and prepaid forwards and collars, interest rate and commodity swap agreements and interest rate locks. We do not hold derivatives for trading purposes.

We measure all derivatives, including derivatives embedded in other financial instruments, at fair value and recognize them as either assets or liabilities on our consolidated balance sheets. Our derivative instruments are valued primarily using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified as Level 2. Changes in the fair values of derivative instruments not qualifying as hedges or any ineffective portion of hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments used effectively as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in Other comprehensive income and recognized in earnings when the hedged item is recognized in earnings.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

During the first quarter of 2012, we adopted the accounting standard update regarding the presentation of comprehensive income. This update was issued to increase the prominence of items reported in other comprehensive income. The update requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. In connection with the adoption of this standard our consolidated financial statements include a separate statement of comprehensive income.

During the first quarter of 2012, we adopted the accounting standard update regarding fair value measurement. This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This standard update also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this standard update did not have a significant impact on our consolidated financial statements.

During the first quarter of 2012, we adopted the accounting standard update regarding testing of goodwill for impairment. This standard update gives companies the option to perform a qualitative assessment to first assess whether the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The Company did not elect to use the qualitative assessment in 2012.

Recent Accounting Standards

Recent Accounting Standards

In July 2012, the accounting standard update regarding testing of intangible assets for impairment was issued. This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. We will adopt this standard update during the first quarter of 2013. The adoption of this standard update is not expected to have a significant impact on our consolidated financial statements.

In February 2013, the accounting standard update regarding reclassifications out of accumulated other comprehensive income was issued. This standard update requires companies to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in our consolidated statements of income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. We will adopt this standard in the first quarter of 2013. The adoption of this standard update is not expected to have a significant impact on our consolidated financial statements.

Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Purchase Price Allocation

The following table summarizes the allocation of the acquisition cost to the assets acquired, including cash acquired of $0.1 billion, and liabilities acquired as of the acquisition date:

(dollars in millions)	Final Purchase Price Allocation
Assets
Current assets	$221
Plant, property and equipment	521
Goodwill	1,211
Intangible assets subject to amortization	410
Other assets	12

Total assets	2,375

Liabilities
Current liabilities	158
Debt maturing within one year	748
Deferred income taxes and other liabilities	75

Total liabilities	981

Net assets acquired	$1,394

Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes In The Carrying Amount Of Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2011	$72,996
Acquisitions (Note 2)	58
Capitalized interest on wireless licenses	196

Balance at December 31, 2011	$73,250
Acquisitions (Note 2)	4,544
Capitalized interest on wireless licenses	205
Reclassifications, adjustments and other	(255)

Balance at December 31, 2012	$77,744

Changes In The Carrying Amount Of Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Verizon Wireless	Wireline	Total
Balance at January 1, 2011	$17,869	$4,119	$21,988
Acquisitions (Note 2)	94	1,275	1,369

Balance at December 31, 2011	$17,963	$5,394	$23,357
Acquisitions (Note 2)	209	551	760
Reclassifications, adjustments and other	–	22	22

Balance at December 31, 2012	$18,172	$5,967	$24,139

Composition Of Other Intangible Assets, Net

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2012			2011
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (6 to 13 years)	$3,556	$(2,338)	$1,218	$3,529	$(2,052)	$1,477
Non-network internal-use software (3 to 7 years)	10,415	(6,210)	4,205	9,536	(5,487)	4,049
Other (2 to 25 years)	802	(292)	510	561	(209)	352

Total	$14,773	$(8,840)	$5,933	$13,626	$(7,748)	$5,878

Amortization Expense For Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2012	$1,540
2011	1,505
2010	1,812

Estimated Annual Amortization Expense For Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2013	$1,633
2014	1,176
2015	988
2016	790
2017	593

Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Plant, Property And Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

	(dollars in millions)
At December 31,	Lives (years)	2012	2011
Land	–	$859	$862
Buildings and equipment	15-45	22,909	21,969
Central office and other network equipment	3-15	113,262	107,322
Cable, poles and conduit	11-50	53,761	67,190
Leasehold improvements	5-20	5,404	5,030
Work in progress	–	4,126	3,417
Furniture, vehicles and other	3-20	9,254	9,836

		209,575	215,626
Less accumulated depreciation		120,933	127,192

Total		$88,642	$88,434

Investments in Unconsolidated Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Investments In Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2012	2011
Equity Investees
Vodafone Omnitel	23.1%	$2,200	$2,083
Other	Various	1,106	1,320

Total equity investees		3,306	3,403

Cost Investees	Various	95	45

Total investments in unconsolidated businesses		$3,401	$3,448

Schedule Of Summarized Financial Information For Equity Investees, Balance Sheet

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions)
At December 31,	2012	2011
Current Assets	$3,516	$3,720
Noncurrent Assets	8,159	8,469

Total Assets	$11,675	$12,189

Current liabilities	$5,526	$6,123
Noncurrent liabilities	5	8
Equity	6,144	6,058

Total liabilities and equity	$11,675	$12,189

Schedule Of Summarized Financial Information For Equity Investees, Income Statement	Income Statement

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Net revenue	$10,825	$12,668	$12,356
Operating income	2,823	4,021	4,156
Net income	1,679	2,451	2,563

Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest In Equity Subsidiaries

Noncontrolling interests in equity of subsidiaries were as follows:

	(dollars in millions)
At December 31,	2012	2011
Noncontrolling interests in consolidated subsidiaries:
Verizon Wireless	$51,492	$49,165
Wireless partnerships and other	884	773

	$52,376	$49,938

Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Finance Lease Receivables Included In Prepaid Expenses And Other And Other Assets

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2012			2011
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,253	$58	$1,311	$1,610	$119	$1,729
Estimated residual value	923	6	929	1,202	9	1,211
Unearned income	(654)	(10)	(664)	(874)	(19)	(893)

Total	$1,522	$54	$1,576	$1,938	$109	$2,047

Allowance for doubtful accounts			(99)			(137)

Finance lease receivables, net			$1,477			$1,910

Prepaid expenses and other			$22			$46
Other assets			1,455			1,864

			$1,477			$1,910

Components Of Income From Leveraged Leases

The following table is a summary of the components of income from leveraged leases:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Pretax income	$30	$61	$74
Income tax expense	12	24	32

Schedule Of Future Minimum Lease Payments Received From Capital Leases

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2012, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2013	$123	$184
2014	45	162
2015	52	139
2016	122	114
2017	38	89
Thereafter	931	90

Total	$1,311	$778

Amortization Of Capital Leases

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2012	2011
Capital leases	$358	$362
Less accumulated amortization	158	132

Total	$200	$230

Schedule Of Aggregate Minimum Rental Commitments Under Noncancelable Leases

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2012, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2013	$86	$2,038
2014	67	1,840
2015	57	1,572
2016	54	1,280
2017	44	992
Thereafter	99	4,119

Total minimum rental commitments	407	$11,841

Less interest and executory costs	109

Present value of minimum lease payments	298
Less current installments	64

Long-term obligation at December 31, 2012	$234

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Combined schedule of current and noncurrent debt and capital lease obligations

Changes to debt during 2012 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2012	$4,849	$50,303	$55,152
Proceeds from long-term borrowings	–	4,489	4,489
Repayments of long-term borrowings and capital leases obligations	(6,403)	–	(6,403)
Decrease in short-term obligations, excluding current maturities	(1,437)	–	(1,437)
Reclassifications of long-term debt	7,062	(7,062)	–
Debt acquired (Note 2)	122	–	122
Other	176	(112)	64

Balance at December 31, 2012	$4,369	$47,618	$51,987

Debt maturing within one year

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2012	2011
Long-term debt maturing within one year	$3,869	$2,915
Commercial paper	500	1,934

Total debt maturing within one year	$4,369	$4,849

Long-term debt table

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2012	2011
Verizon Communications—notes payable and other	0.70 – 3.85	2013 – 2042	$11,198	$6,900
	4.35 – 5.50	2013 – 2041	7,062	7,832
	5.55 – 6.90	2016 – 2041	11,031	11,043
	7.35 – 8.95	2018 – 2039	5,017	6,642
	Floating	2014	1,000	1,000

Verizon Wireless—notes payable and other	5.55 – 8.88	2013 – 2018	8,635	9,331
Verizon Wireless—Alltel assumed notes	6.50 – 7.88	2013 – 2032	1,500	2,315
Telephone subsidiaries—debentures	4.75 – 7.00	2013 – 2033	2,045	4,045
	7.15 – 7.88	2022 – 2032	1,349	1,449
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rate of 6.3% in 2012 and 2011, respectively)			298	352
Unamortized discount, net of premium			(228)	(271)

Total long-term debt, including current maturities			51,487	53,218
Less long-term debt maturing within one year			3,869	2,915

Total long-term debt			$47,618	$50,303

Maturities of long-term debt	Maturities of long-term debt outstanding at December 31, 2012 are as follows:

Years	(dollars in millions)
2013	$3,869
2014	6,809
2015	2,188
2016	4,146
2017	1,342
Thereafter	33,133

Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Assets and Liabilities Measured At Fair Value On A Recurring Basis

The following table presents the balances of assets measured at fair value on a recurring basis as of December 31, 2012:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Short-term investments:
Equity securities	$310	$–	$–	$310
Fixed income securities	–	160	–	160
Other current assets:
Interest rate swaps	–	7	–	7
Other assets:
Fixed income securities	–	943	–	943
Cross currency swaps	–	153	–	153

Total	$310	$1,263	$–	$1,573

(1)	quoted prices in active markets for identical assets or liabilities

(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities

(3)	no observable pricing inputs in the market

Schedule Of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases

The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$51,689	$61,552	$54,800	$64,485

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Restricted And Performance Stock Unit Activity

The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2010	19,443	29,895
Granted	8,422	17,311
Payments	(6,788)	(14,364)
Cancelled/Forfeited	(154)	(462)

Outstanding December 31, 2010	20,923	32,380
Granted	6,667	10,348
Payments	(7,600)	(12,137)
Cancelled/Forfeited	(154)	(2,977)

Outstanding December 31, 2011	19,836	27,614
Granted	6,350	20,537
Payments	(7,369)	(8,499)
Cancelled/Forfeited	(148)	(189)

Outstanding December 31, 2012	18,669	39,463

Schedule Of Assumption Used In Black-Scholes Model	The following table summarizes the assumptions used in the Black-Scholes model during 2012:

End of Period
Risk-free rate	0.19%
Expected term (in years)	0.62
Expected volatility	43.27%

Schedule Of Value Appreciation Rights Activity

The following table summarizes the Value Appreciation Rights activity:

(shares in thousands)	VARs	Weighted- Average Grant-Date Fair Value
Outstanding rights, January 1, 2010	16,591	$16.54
Exercised	(4,947)	24.47
Cancelled/Forfeited	(75)	22.72

Outstanding rights, December 31, 2010	11,569	13.11
Exercised	(3,303)	14.87
Cancelled/Forfeited	(52)	14.74

Outstanding rights, December 31, 2011	8,214	12.39
Exercised	(3,427)	10.30
Cancelled/Forfeited	(21)	11.10

Outstanding rights, December 31, 2012	4,766	13.89

Schedule Of Stock Option Activity

The following table summarizes Verizon’s stock option activity:

(shares in thousands)	Stock Options	Weighted-Average Exercise Price
Outstanding, January 1, 2010	107,765	$44.52
Exercised	(372)	34.51
Cancelled/Forfeited	(50,549)	44.90

Outstanding, December 31, 2010	56,844	44.25
Exercised	(7,104)	35.00
Cancelled/Forfeited	(21,921)	51.06

Outstanding, December 31, 2011	27,819	41.24
Exercised	(7,447)	35.20
Cancelled/Forfeited	(17,054)	45.15

Outstanding, December 31, 2012	3,318	34.69

Schedule Of Stock Option Outstanding

The following table summarizes information about Verizon’s stock options outstanding as of December 31, 2012:

Range of Exercise Prices	Stock Options (in thousands)	Weighted-Average Remaining Life (years)	Weighted-Average Exercise Price
$30.00-39.99	3,273	0.8	$34.58
40.00-49.99	45	0.3	42.99

Total	3,318	0.8	34.69

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized On The Balance Sheet, And Amounts Recognized In Accumulated Other Comprehensive Loss (Pretax)

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Change in Benefit Obligations
Beginning of year	$30,582	$29,217	$27,369	$25,718
Service cost	358	307	359	299
Interest cost	1,449	1,590	1,284	1,421
Plan amendments	183	(485)	(1,826)	–
Actuarial loss, net	6,074	3,360	1,402	1,687
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Annuity purchase	(8,352)	–	–	–
Settlements paid	(786)	(843)	–	–

End of Year	$26,773	$30,582	$26,844	$27,369

Change in Plan Assets
Beginning of year	$24,110	$25,814	$2,628	$2,945
Actual return on plan assets	2,326	1,191	312	63
Company contributions	3,719	512	1,461	1,376
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Settlements paid	(786)	(843)	–	–
Annuity purchase	(8,352)	–	–	–

End of year	$18,282	$24,110	$2,657	$2,628

Funded Status

End of year	$(8,491)	$(6,472)	$(24,187)	$(24,741)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Amounts recognized on the balance sheet
Noncurrent assets	$236	$289	$–	$–
Current liabilities	(129)	(195)	(766)	(735)
Noncurrent liabilities	(8,598)	(6,566)	(23,421)	(24,006)

Total	$(8,491)	$(6,472)	$(24,187)	$(24,741)

Amounts recognized in Accumulated Other Comprehensive Income (Pretax)
Prior Service Cost	$181	$(3)	$(2,247)	$(510)

Total	$181	$(3)	$(2,247)	$(510)

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2012	2011
Projected benefit obligation	$26,351	$29,643
Accumulated benefit obligation	26,081	29,436
Fair value of plan assets	17,623	22,916

Benefit Or (Income) Cost Related To Pension And Postretirement Health Care And Life Insurance

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2012	2011	2010	2012	2011	2010
Service cost	$358	$307	$353	$359	$299	$305
Amortization of prior service cost (credit)	(1)	72	109	(89)	(57)	375

Subtotal	357	379	462	270	242	680
Expected return on plan assets	(1,795)	(1,976)	(2,176)	(171)	(163)	(252)
Interest cost	1,449	1,590	1,797	1,284	1,421	1,639

Subtotal	11	(7)	83	1,383	1,500	2,067
Remeasurement (gain) loss, net	5,542	4,146	(166)	1,262	1,787	758

Net periodic benefit (income) cost	5,553	4,139	(83)	2,645	3,287	2,825
Curtailment and termination benefits	–	–	860	–	–	386

Total	$5,553	$4,139	$777	$2,645	$3,287	$3,211

Other Pretax Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive (Income) Loss

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Prior service cost	$183	$(485)	$(1,826)	$–
Reversal of amortization items
Prior service cost	1	(72)	89	57

Total recognized in other comprehensive (income) loss (pretax)	$184	$(557)	$(1,737)	$57

Weighted-Average Assumptions Used In Determining Benefit Obligations

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2012	2011	2012	2011
Discount Rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases	3.00	3.00	N/A	N/A

Weighted-Average Assumptions Used In Determining Net Periodic Cost

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2012	2011	2010	2012	2011	2010
Discount Rate	5.00%	5.75%	6.25%	5.00%	5.75%	6.25%
Expected return on plan assets	7.50	8.00	8.50	7.00	6.00	8.25
Rate of compensation increases	3.00	3.00	4.00	N/A	N/A	N/A

Health Care Cost Trend Rates

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2012	2011	2010
Healthcare cost trend rate assumed for next year	7.00%	7.50%	7.75%
Rate to which cost trend rate gradually declines	5.00	5.00	5.00
Year the rate reaches the level it is assumed to remain thereafter	2016	2016	2016

Effects Of One Percentage Point Change In Assumed Health Care Cost Trend Rates

A one percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2012 service and interest cost	$232	$(187)
Effect on postretirement benefit obligation as of December 31, 2012	3,251	(2,669)

Reconciliation Of Beginning And Ending Balance Of Pension Plan Assets Measured At Fair Value

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

				(dollars in millions)
	Corporate Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2011	$180	$1,769	$5,849	$716	$8,514
Actual gain (loss) on plan assets	(4)	258	477	(4)	727
Purchases and sales	48	43	(203)	(50)	(162)
Transfers in and/or out	(35)	88	(68)	–	(15)

Balance at December 31, 2011	$189	$2,158	$6,055	$662	$9,064
Actual gain on plan assets	12	84	146	43	285
Purchases and sales	(14)	(224)	(1,162)	(147)	(1,547)
Transfers in	9	–	–	–	9

Balance at December 31, 2012	$196	$2,018	$5,039	$558	$7,811

Expected Benefit Payments To Retirees

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life
2013	$3,487	$1,662
2014	2,513	1,670
2015	2,315	1,665
2016	1,782	1,614
2017	1,686	1,567
2018-2022	6,703	7,174

Schedule Of Recorded Severance Liability

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2010	$1,638	$1,217	$(1,307)	$21	$1,569
2011	1,569	32	(474)	(14)	1,113
2012	1,113	396	(531)	32	1,010

Postretirement Benefit Plans
Fair Values For Plans By Asset Category

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2012 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$291	$13	$278	$–
Equity securities	1,753	1,004	749	–
Fixed income securities
U.S. Treasuries and agencies	118	80	38	–
Corporate bonds	192	11	181	–
International bonds	189	72	117	–
Other	114	–	114	–

Total	$2,657	$1,180	$1,477	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2011 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$281	$22	$259	$–
Equity securities	1,695	951	744	–
Fixed income securities
U.S. Treasuries and agencies	85	58	27	–
Corporate bonds	119	26	93	–
International bonds	192	67	125	–
Other	210	–	210	–
Other	46	–	46	–

Total	$2,628	$1,124	$1,504	$–

Pension
Fair Values For Plans By Asset Category

Pension Plans

The fair values for the pension plans by asset category at December 31, 2012 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,618	$1,586	$32	$–
Equity securities	2,944	2,469	475	–
Fixed income securities
U.S. Treasuries and agencies	1,589	1,125	464	–
Corporate bonds	2,456	35	2,225	196
International bonds	601	140	461	–
Other	210	–	210	–
Real estate	2,018	–	–	2,018
Other
Private equity	5,039	–	–	5,039
Hedge funds	1,807	–	1,249	558

Total	$18,282	$5,355	$5,116	$7,811

The fair values for the pension plans by asset category at December 31, 2011 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,215	$1,184	$31	$–
Equity securities	6,829	5,704	1,125	–
Fixed income securities
U.S. Treasuries and agencies	1,796	1,239	557	–
Corporate bonds	2,140	65	1,886	189
International bonds	1,163	158	1,005	–
Other	359	–	359	–
Real estate	2,158	–	–	2,158
Other
Private equity	6,109	–	54	6,055
Hedge funds	2,341	–	1,679	662

Total	$24,110	$8,350	$6,696	$9,064

Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Income Before Provision For Income Taxes

The components of income before provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Domestic	$9,316	$9,724	$11,921
Foreign	581	759	763

Total	$9,897	$10,483	$12,684

Components Of Provision For Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Current
Federal	$223	$193	$(705)
Foreign	(45)	25	(19)
State and Local	114	290	(42)

Total	292	508	(766)

Deferred
Federal	(553)	276	2,945
Foreign	10	(38)	(24)
State and Local	(403)	(455)	316

Total	(946)	(217)	3,237
Investment tax credits	(6)	(6)	(4)

Total income tax provision (benefit)	$(660)	$285	$2,467

Schedule For The Principal Reasons For Difference In Effective And Statutory Tax Rates

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	(1.9)	(1.0)	1.4
Affordable housing credit	(1.9)	(1.8)	(1.3)
Employee benefits including ESOP dividend	(1.1)	(1.4)	(1.2)
Medicare Part D subsidy charge	–	–	6.9
Equity in earnings from unconsolidated businesses	(1.4)	(1.9)	(1.6)
Noncontrolling interest	(33.7)	(23.0)	(19.5)
Other, net	(1.7)	(3.2)	(0.3)

Effective income tax rate	(6.7)%	2.7%	19.4%

Schedule Of Cash Taxes Paid

The amounts of cash taxes paid are as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Income taxes, net of amounts refunded	$351	$762	$430
Employment taxes	1,308	1,328	1,372
Property and other taxes	1,727	1,883	1,963

Total	$3,386	$3,973	$3,765

Schedule Of Deferred Taxes

Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2012	2011
Employee benefits	$13,644	$13,119
Tax loss and credit carry forwards	4,819	5,170
Uncollectible accounts receivable	206	224
Other - assets	1,050	952

	19,719	19,465
Valuation allowances	(2,041)	(2,376)

Deferred tax assets	17,678	17,089

Former MCI intercompany accounts receivable basis difference	1,275	1,435
Depreciation	13,953	13,743
Leasing activity	1,208	1,569
Wireless joint venture including wireless licenses	22,171	21,778
Other - liabilities	1,320	1,233

Deferred tax liabilities	39,927	39,758

Net deferred tax liability	$22,249	$22,669

Reconciliation Of The Beginning And Ending Balance Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2012	2011	2010
Balance at January 1,	$3,078	$3,242	$3,400
Additions based on tax positions related to the current year	131	111	231
Additions for tax positions of prior years	92	456	476
Reductions for tax positions of prior years	(415)	(644)	(569)
Settlements	100	(56)	(256)
Lapses of statutes of limitations	(43)	(31)	(40)

Balance at December 31,	$2,943	$3,078	$3,242

Schedule Of After Tax Benefits Related To Interest And Penalties In Provision For Income Taxes	We recognized the following net after tax benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2012	$82
2011	60
2010	29

Schedule Of After Tax Accrual For Payment Of Interest And Penalties In Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2012	$386
2011	470

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Operating Financial Information For Reportable Segments

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2012	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$61,383	$–	$61,383
Other service	2,290	–	2,290

Service revenue	63,673	–	63,673
Equipment	8,010	–	8,010
Other	4,096	–	4,096
Consumer retail	–	14,043	14,043
Small business	–	2,648	2,648

Mass Markets	–	16,691	16,691
Strategic services	–	8,052	8,052
Core	–	7,240	7,240

Global Enterprise	–	15,292	15,292
Global Wholesale	–	6,177	6,177
Other	–	508	508
Intersegment revenues	89	1,112	1,201

Total operating revenues	75,868	39,780	115,648
Cost of services and sales	24,490	22,413	46,903
Selling, general and administrative expense	21,650	8,883	30,533
Depreciation and amortization expense	7,960	8,424	16,384

Total operating expenses	54,100	39,720	93,820

Operating income	$21,768	$60	$21,828

Assets	$142,485	$84,815	$227,300
Plant, property and equipment, net	34,545	52,911	87,456
Capital expenditures	8,857	6,342	15,199

	(dollars in millions)
2011	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$56,601	$–	$56,601
Other service	2,497	–	2,497

Service revenue	59,098	–	59,098
Equipment	7,446	–	7,446
Other	3,517	–	3,517
Consumer retail	–	13,605	13,605
Small business	–	2,720	2,720

Mass Markets	–	16,325	16,325
Strategic services	–	7,607	7,607
Core	–	8,014	8,014

Global Enterprise	–	15,621	15,621
Global Wholesale	–	6,795	6,795
Other	–	704	704
Intersegment revenues	93	1,237	1,330

Total operating revenues	70,154	40,682	110,836
Cost of services and sales	24,086	22,158	46,244
Selling, general and administrative expense	19,579	9,107	28,686
Depreciation and amortization expense	7,962	8,458	16,420

Total operating expenses	51,627	39,723	91,350

Operating income	$18,527	$959	$19,486

Assets	$147,378	$86,185	$233,563
Plant, property and equipment, net	33,451	54,149	87,600
Capital expenditures	8,973	6,399	15,372

	(dollars in millions)
2010	Verizon Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$53,267	$–	$53,267
Other service	2,321	–	2,321

Service revenue	55,588	–	55,588
Equipment	4,412	–	4,412
Other	3,341	–	3,341
Consumer retail	–	13,419	13,419
Small business	–	2,828	2,828

Mass Markets	–	16,247	16,247
Strategic services	–	6,602	6,602
Core	–	8,712	8,712

Global Enterprise	–	15,314	15,314
Global Wholesale	–	7,526	7,526
Other	–	858	858
Intersegment revenues	66	1,282	1,348

Total operating revenues	63,407	41,227	104,634
Cost of services and sales	19,245	22,618	41,863
Selling, general and administrative expense	18,082	9,372	27,454
Depreciation and amortization expense	7,356	8,469	15,825

Total operating expenses	44,683	40,459	85,142

Operating income	$18,724	$768	$19,492

Assets	$138,863	$83,849	$222,712
Plant, property and equipment, net	32,253	54,594	86,847
Capital expenditures	8,438	7,269	15,707

Summary Of Reconciliation Of Segment Operating Revenues

Reconciliation to Consolidated Financial Information

A reconciliation of the segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Operating Revenues
Total reportable segments	$115,648	$110,836	$104,634
Reconciling items:
Deferred revenue adjustment (see Note 1)	–	–	(235)
Impact of divested operations	–	–	2,407
Corporate, eliminations and other	198	39	(241)

Consolidated operating revenues	$115,846	$110,875	$106,565

Summary Of Reconciliation Of Segment Operating Income

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Operating Income
Total segment operating income	$21,828	$19,486	$19,492
Merger integration and acquisition related charges (see Note 2)	–	–	(867)
Access line spin-off related charges (see Note 2)	–	–	(407)
Litigation settlements (see Note 16)	(384)	–	–
Severance, pension and benefit charges (see Note 11)	(7,186)	(5,954)	(3,054)
Deferred revenue adjustment (see Note 1)	–	–	(235)
Impact of divested operations (see Note 2)	–	–	755
Other costs (see Note 8)	(276)	–	–
Corporate, eliminations and other	(822)	(652)	(1,039)

Consolidated operating income	13,160	12,880	14,645
Equity in earnings of unconsolidated businesses	324	444	508
Other income and (expense), net	(1,016)	(14)	54
Interest expense	(2,571)	(2,827)	(2,523)

Income Before Provision for Income Taxes	$9,897	$10,483	$12,684

Summary Of Reconciliation Of Segment Assets

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2012	2011
Assets
Total reportable segments	$227,300	$233,563
Corporate, eliminations and other	(2,078)	(3,102)

Total consolidated	$225,222	$230,461

Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Components In Accumulated Other Comprehensive Income

The components of Accumulated other comprehensive income were as follows:

	(dollars in millions)
At December 31,	2012	2011
Foreign currency translation adjustments	$793	$724
Net unrealized gain on cash flow hedges	88	156
Unrealized gain on marketable securities	101	72
Defined benefit pension and postretirement plans	1,253	317

Accumulated Other Comprehensive Income	$2,235	$1,269

Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Depreciation expense	$14,920	$14,991	$14,593
Interest costs on debt balances	2,977	3,269	3,487
Capitalized interest costs	(406)	(442)	(964)
Advertising expense	2,381	2,523	2,451

Balance Sheet Information

Balance Sheet Information

	(dollars in millions)
At December 31,	2012	2011
Accounts Payable and Accrued Liabilities
Accounts payable	$4,740	$4,194
Accrued expenses	4,608	3,786
Accrued vacation, salaries and wages	5,006	4,857
Interest payable	632	774
Taxes payable	1,196	1,078

	$16,182	$14,689

Other Current Liabilities
Advance billings and customer deposits	$3,554	$3,411
Dividends payable	1,494	1,440
Special distribution to noncontrolling interest	–	4,500
Other	1,357	1,872

	$6,405	$11,223

Cash Flow Information	Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Cash Paid
Interest, net of amounts capitalized	$1,971	$2,629	$2,433

Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Quarterly Financial Information

Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)

			Net Income (Loss) attributable to Verizon(1)
Quarter Ended	Operating Revenues	Operating Income (Loss)	Amount	Per Share- Basic	Per Share- Diluted	Net Income (Loss)
2012
March 31	$28,242	$5,195	$1,686	$.59	$.59	$3,906
June 30	28,552	5,651	1,825	.64	.64	4,285
September 30	29,007	5,483	1,593	.56	.56	4,292
December 31	30,045	(3,169)	(4,229)	(1.48)	(1.48)	(1,926)

2011
March 31	$26,990	$4,453	$1,439	$.51	$.51	$3,264
June 30	27,536	4,892	1,609	.57	.57	3,604
September 30	27,913	4,647	1,379	.49	.49	3,542
December 31	28,436	(1,112)	(2,023)	(.71)	(.71)	(212)

•	Results of operations for the third quarter of 2012 include after-tax charges attributable to Verizon of $0.2 billion related to legal settlements.

•

Results of operations for the fourth quarter of 2012 include after-tax charges attributable to Verizon of $5.3 billion related to severance, pension and benefit charges and early debt redemption and other costs.

•	Results of operations for the third quarter of 2011 include after-tax charges attributable to Verizon of $0.2 billion related to severance, pension and benefit charges.

•

Results of operations for the fourth quarter of 2011 include after-tax charges attributable to Verizon of $3.5 billion related to severance, pension and benefit charges and costs related to the early redemption of debt.

(1)	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.

Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 802		$ 876		$ 976
Charged to Expenses	972		1,026		1,246
Charged to other Accounts	113	[1],[2]	139	[1],[2]	103	[1],[2]
Deductions	1,246	[3],[4]	1,239	[3],[4]	1,449	[3],[4]
Balance at End of Period	641		802		876
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	2,376		3,421		2,942
Charged to Expenses	120		108		675
Charged to other Accounts	38	[1],[2]	25	[1],[2]	4	[1],[2]
Deductions	493	[3],[4]	1,178	[3],[4]	200	[3],[4]
Balance at End of Period	$ 2,041		$ 2,376		$ 3,421

[1]	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.
[2]	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.
[3]	Amounts written off as uncollectible or transferred to other accounts or utilized.
[4]	Reductions to valuation allowances related to deferred tax assets.

Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of Reportable Segment	2
Non-cash adjustments to wireless data revenues			$ 235,000,000
Reduction to Net income attributable to Verizon for the one-time non-cash adjustment			100,000,000
Stock options and restricted stock units outstanding to purchase shares included in diluted earnings per common share	9,000,000	6,000,000	3,000,000
Anti-dilutive shares not included in computation of diluted earnings per common share		19,000,000	73,000,000
Number of Common stock authorized to be issued	4,250,000,000
Number of preferred stock authorized to be issued	250,000,000
Increase in Depreciation expenses	14,920,000,000	14,991,000,000	14,593,000,000
Wireless license period	10 years
Percentage of benefit realized on ultimate settlement	50.00%
Capitalized non-network internal-use software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Capitalized non-network internal-use software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years	7 years
Property Plant and Equipment by Estimated Useful Life | Increase Due To Change In Average Useful Lives
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase in Depreciation expenses		$ 400,000,000	$ 300,000,000
Wireline
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of countries outside the United States of America to which our Wireline segment provides products and services	150

Acquisitions and Other - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended				3 Months Ended			12 Months Ended		12 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Jan. 31, 2009	Dec. 31, 2012 Customer Relationships	Dec. 31, 2012 Other Intangible Assets	Apr. 30, 2012 AT&T	Dec. 31, 2010 AT&T	Apr. 30, 2012 Investment Firm	Dec. 31, 2012 Advanced Wireless Services Spectrum Licenses	Dec. 31, 2012 License Purchase and Exchange Transactions	Dec. 31, 2012 Advanced Wireless Services	Jul. 26, 2012 July 26, 2012 Hughes Telematics Acquisition	Jul. 26, 2012 June 1, 2012 Hughes Telematics Acquisition	Feb. 29, 2012 Verizon And Redbox Automated Retail, LLC	Apr. 30, 2011 Terremark Worldwide, Inc.	Apr. 30, 2011 April 30, 2011	Jun. 30, 2010 Alltel Divestiture Markets	Jan. 31, 2009 Alltel Divestiture Markets	Jan. 31, 2009 Alltel Divestiture Markets States With Operating Markets Divested As Regulatory Condition	Jun. 30, 2010 Alltel Divestiture Markets AT&T Mobility	Jun. 30, 2010 Atn Divestiture	Jun. 30, 2010 Alltel Acquisition	Dec. 31, 2010 Alltel Acquisition	Jul. 31, 2010 Verizon Stockholder Interests Following Merger Between Frontier And Spinco	Dec. 31, 2010 Spinco	Dec. 31, 2012 Acquisition of Other Wireless Licenses and Markets
Business Acquisition [Line Items]
Acquisitions										$ 200,000,000		$ 3,900,000,000	$ 2,600,000,000
Other liabilities		6,092,000,000	5,472,000,000											400,000,000
License purchase and exchange transactions, net cash proceeds									1,900,000,000		200,000,000		200,000,000
Number of operating markets divested as regulatory condition of acquisition						105														105	105
Number of states with operating markets divested as regulatory condition of acquisition																						24
Number of operating markets divested																							79	26
Cash amount paid to Verizon for licenses and network assets related to Alltel divestiture markets				2,594,000,000																			2,400,000,000	200,000,000
Merger integration charges																									200,000,000
Goodwill acquired		760,000,000	1,369,000,000							100,000,000																			200,000,000
Wireless licenses		77,744,000,000	73,250,000,000							100,000,000
Merger integration and acquisition related charges				867,000,000															13,000,000							900,000,000
Business Acquisition, Share Price															$ 12			$ 19
Business acquisition, purchase price in cash																600,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount															600,000,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets															100,000,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt															100,000,000
Cash acquired from acquisition	100,000,000
Amortization period for acquired Intangible assets							13 years	5 years
Number of states with certain local exchange and related landline assets that were spun off					14
Total value of the Spinco transaction to Verizon and its stockholders																											8,600,000,000
Costs incurred related to the separation of the wireline facilities and operations in the markets that were divested to operate on a stand-alone basis subsequent to the closing of the transaction with Frontier																												$ 500,000,000
Verizon ownership percentage																	65.00%
Minority interest percentage		45.00%															35.00%

Schedule of Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012 Final Purchase Price Allocation
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets		$ 221
Business Acquisition, Purchase Price Allocation, Plant, Property And Equipment		521
Business Acquisition, Purchase Price Allocation, Goodwill		1,211
Business Acquisition, Purchase Price Allocation, Intangible Assets Subject To Amortization		410
Business Acquisition, Purchase Price Allocation, Other Assets		12
Business Acquisition, Purchase Price Allocation, Total Assets		2,375
Business Acquisition, Purchase Price Allocation, Current Liabilities		158
Business Acquisition, Purchase Price Allocation, Debt Maturing Within One Year		748
Business Acquisition, Purchase Price Allocation, Deferred Income Taxes And Other Liabilities		75
Business Acquisition, Purchase Price Allocation, Total Liabilities	122	981
Business Acquisition, Purchase Price Allocation, Net Assets Acquired		$ 1,394

Changes in Carrying Amount of Wireless Licenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	$ 73,250
Capitalized interest on wireless licenses	406	442	964
Ending balance	77,744	73,250
Wireless Licenses
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	73,250	72,996
Acquisitions (Note 2)	4,544	58
Capitalized interest on wireless licenses	205	196
Reclassifications, adjustments and other	(255)
Ending balance	$ 77,744	$ 73,250

Wireless Licenses Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Wireless licenses under development	$ 4,126	$ 3,417
Average remaining renewal period of wireless license portfolio (in years)	6 years 1 month 6 days
Wireless Licenses
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Wireless licenses under development	$ 7,300	$ 2,200

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	$ 23,357	$ 21,988
Acquisitions (Note 2)	760	1,369
Reclassifications, adjustments and other	22
Ending balance	24,139	23,357
Verizon Wireless
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	17,963	17,869
Acquisitions (Note 2)	209	94
Ending balance	18,172	17,963
Wireline
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Beginning balance	5,394	4,119
Acquisitions (Note 2)	551	1,275
Reclassifications, adjustments and other	22
Ending balance	$ 5,967	$ 5,394

Composition of Other Intangible Assets Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer Lists (6 to 13 years)	Dec. 31, 2011 Customer Lists (6 to 13 years)	Dec. 31, 2012 Customer Lists (6 to 13 years) Minimum	Dec. 31, 2012 Customer Lists (6 to 13 years) Maximum	Dec. 31, 2012 Non-Network Internal-Use Software (3 To 7 Years)	Dec. 31, 2011 Non-Network Internal-Use Software (3 To 7 Years)	Dec. 31, 2012 Non-Network Internal-Use Software (3 To 7 Years) Minimum	Dec. 31, 2012 Non-Network Internal-Use Software (3 To 7 Years) Maximum	Dec. 31, 2012 Other (2 To 25 Years)	Dec. 31, 2011 Other (2 To 25 Years)	Dec. 31, 2012 Other (2 To 25 Years) Minimum	Dec. 31, 2012 Other (2 To 25 Years) Maximum
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 14,773	$ 13,626	$ 3,556	$ 3,529			$ 10,415	$ 9,536			$ 802	$ 561
Accumulated Amortization	(8,840)	(7,748)	(2,338)	(2,052)			(6,210)	(5,487)			(292)	(209)
Net Amount	$ 5,933	$ 5,878	$ 1,218	$ 1,477			$ 4,205	$ 4,049			$ 510	$ 352
Useful life for finite-lived intangible assets, years					6 years	13 years			3 years	7 years			2 years	25 years

Amortization Expense for Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Amortization expense for other intangible assets	$ 1,540	$ 1,505	$ 1,812

Estimated Annual Amortization Expense for Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
2013	$ 1,633
2014	1,176
2015	988
2016	790
2017	$ 593

Summary of Plant Property And Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buildings And Equipment Minimum	Dec. 31, 2012 Buildings And Equipment Maximum	Dec. 31, 2012 Central Office And Other Network Equipment Minimum	Dec. 31, 2012 Central Office And Other Network Equipment Maximum	Dec. 31, 2012 Cable Poles And Conduit Minimum	Dec. 31, 2012 Cable Poles And Conduit Maximum	Dec. 31, 2012 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Maximum	Dec. 31, 2012 Furniture Vehicles And Other Minimum	Dec. 31, 2012 Furniture Vehicles And Other Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)			15 years	45 years	3 years	15 years	11 years	50 years	5 years	20 years	3 years	20 years
Land	$ 859	$ 862
Buildings and equipment	22,909	21,969
Central office and other network equipment	113,262	107,322
Cable, poles and conduit	53,761	67,190
Leasehold improvements	5,404	5,030
Work in progress	4,126	3,417
Furniture, vehicles and other	9,254	9,836
Plant, property and equipment	209,575	215,626
Less accumulated depreciation	120,933	127,192
Total	$ 88,642	$ 88,434

Investments in Unconsolidated Businesses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Equity Investees
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 3,306	$ 3,403
Cost Investees
Schedule of Equity Method Investments [Line Items]
Cost method investee	95	45
Total Investments In Unconsolidated Businesses
Schedule of Equity Method Investments [Line Items]
Equity method investee	3,401	3,448
Vodafone Omnitel
Schedule of Equity Method Investments [Line Items]
Ownership	23.10%
Equity method investee	2,200	2,083
Other Members
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 1,106	$ 1,320

Investments in Unconsolidated Businesses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Dividends and repatriations of foreign earnings received	$ 400,000,000	$ 500,000,000	$ 500,000,000
Goodwill	24,139,000,000	23,357,000,000	21,988,000,000
Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Goodwill	1,000,000,000	1,000,000,000
Affordable Housing Projects
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 900,000,000	$ 1,100,000,000

Schedule of Summarized Financial Information for Equity Investees Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current Assets	$ 3,516	$ 3,720
Noncurrent Assets	8,159	8,469
Total Assets	11,675	12,189
Current liabilities	5,526	6,123
Noncurrent liabilities	5	8
Equity	6,144	6,058
Total liabilities and equity	$ 11,675	$ 12,189

Schedule of Summarized Financial Information for Equity Investees Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Net revenue	$ 10,825	$ 12,668	$ 12,356
Operating income	2,823	4,021	4,156
Net income	$ 1,679	$ 2,451	$ 2,563

Noncontrolling Interest in Equity Subsidiaries (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Verizon Wireless	$ 51,492	$ 49,165
Wireless partnerships and other	884	773
Total noncontrolling interest	$ 52,376	$ 49,938

Noncontrolling Interest - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Controlling interest percentage		55.00%
Noncontrolling interest percentage		45.00%
Distribution to partners	$ 10,000	$ 8,325
Payable To Vodafone
Noncontrolling Interest [Line Items]
Distribution to partners	$ 4,500	$ 3,800

Leasing Arrangements - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Number of years remaining on current lease agreements high end of range	38
Accumulated deferred taxes arising from leveraged leases	$ 1.2	$ 1.6
Rent expense under operating leases	$ 2.5	$ 2.5	$ 2.5

Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Minimum lease payments receivable, Leveraged Leases	$ 1,253	$ 1,610
Estimated residual value, Leveraged Leases	923	1,202
Unearned income, Leveraged Leases	(654)	(874)
Total, Leverage Leases	1,522	1,938
Minimum lease payments receivable, Direct Finance Leases	58	119
Estimated residual value, Direct Finance Leases	6	9
Unearned income, Direct Finance Leases	(10)	(19)
Total, Direct Finance Leases	54	109
Finance lease receivables, total minimum lease payments receivable	1,311	1,729
Estimated residual value, Total	929	1,211
Unearned income, Total	(664)	(893)
Total investment in leases	1,576	2,047
Allowance for doubtful accounts	(99)	(137)
Finance lease receivables, net	1,477	1,910
Prepaid expenses and other	22	46
Other assets	1,455	1,864
Finance lease receivables, net	$ 1,477	$ 1,910

Components of Income from Leveraged Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
Pretax income	$ 30	$ 61	$ 74
Income tax expense	$ 12	$ 24	$ 32

Schedule of Future Minimum Lease Payments Received from Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leases And Operating Leases [Line Items]
Future capital lease payments receivable within one year of the balance sheet date on nonoperating leases	$ 123
Future capital lease payments receivable within the second year from the balance sheet date on nonoperating leases	45
Future capital lease payments receivable within the third year from the balance sheet date on nonoperating leases	52
Future capital lease payments receivable within the fourth year from the balance sheet date on nonoperating leases	122
Future capital lease payments receivable within the fifth year from the balance sheet date on nonoperating leases	38
Future capital lease payments receivable after the fifth year from the balance sheet date on nonoperating leases	931
Future capital lease payments receivable on nonoperating leases	1,311	1,729
Future operating lease payments receivable within one year of the balance sheet date	184
Future operating lease payments receivable within the second year from the balance sheet date	162
Future operating lease payments receivable within the third year from the balance sheet date	139
Future operating lease payments receivable within the fourth year from the balance sheet date	114
Future operating lease payments receivable within the fifth year from the balance sheet date	89
Future operating lease payments receivable after the fifth year from the balance sheet date	90
Future operating lease payments receivable	$ 778

Amortization of Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital leases	$ 358	$ 362
Less accumulated amortization	158	132
Total	$ 200	$ 230

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leases And Operating Leases [Line Items]
Contractually required capital lease payments, due within one year of the balance sheet date	$ 86
Contractually required capital lease payments, due within the second year from the balance sheet date	67
Contractually required capital lease payments, due within the third year from the balance sheet date	57
Contractually required capital lease payments, due within the fourth year from the balance sheet date	54
Contractually required capital lease payments, due within the fifth year from the balance sheet date	44
Contractually required capital lease payments, due after the fifth year from the balance sheet date	99
Contractually required capital lease payments	407
Less interest and executory costs	109
Present value of minimum lease payments	298
Less current installments	64
Long-term obligation at December 31, 2012	234
Contractually required operating lease payments, due within one year of the balance sheet date	2,038
Contractually required operating lease payments, due within the second year from the balance sheet date	1,840
Contractually required operating lease payments, due within the third year from the balance sheet date	1,572
Contractually required operating lease payments, due within the fourth year from the balance sheet date	1,280
Contractually required operating lease payments, due within the fifth year from the balance sheet date	992
Contractually required operating lease payments, due after the fifth year from the balance sheet date	4,119
Contractually required operating lease payments	$ 11,841

Changes to Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt maturing within one year, beginning balance	$ 4,849
Long-term debt, beginning balance	50,303
Total, beginning balance	55,152
Proceeds from long-term borrowings	4,489	11,060
Repayments of long-term borrowings and capital leases obligations	(6,403)	(11,805)	(8,136)
Decrease in short-term obligations, excluding current maturities	(1,437)	1,928	(1,097)
Reclassifications of long-term debt	3,869	2,915
Debt acquired (Note 2)	122
Other	64
Debt maturing within one year, ending balance	4,369	4,849
Long-term debt, ending balance	47,618	50,303
Total, ending balance	51,987	55,152
Long-term Debt
Debt Instrument [Line Items]
Long-term debt, beginning balance	50,303
Proceeds from long-term borrowings	4,489
Reclassifications of long-term debt	(7,062)
Other	(112)
Long-term debt, ending balance	47,618
Debt Maturing Within One Year
Debt Instrument [Line Items]
Debt maturing within one year, beginning balance	4,849
Repayments of long-term borrowings and capital leases obligations	(6,403)
Decrease in short-term obligations, excluding current maturities	(1,437)
Reclassifications of long-term debt	7,062
Debt acquired (Note 2)	122
Other	176
Debt maturing within one year, ending balance	$ 4,369

Debt Maturing Within One Year (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Long-term debt maturing within one year	$ 3,869	$ 2,915
Commercial paper	500	1,934
Total debt maturing within one year	$ 4,369	$ 4,849

Debt - Additional Information (Detail)	1 Months Ended			12 Months Ended							1 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended							1 Months Ended							12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Nov. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Euro Denominated Debt USD ($)	Dec. 31, 2012 Four Year Credit Facility USD ($)	Dec. 31, 2012 Other Telephone and Subsidiary Debentures USD ($)	Dec. 31, 2011 Three Month Libor Plus Zero Point Six One Percentage Notes USD ($)	Dec. 31, 2011 1.95% Notes USD ($)	Dec. 31, 2011 Three Point Zero Zero Percentage Notes USD ($)	Dec. 31, 2011 4.60% Notes USD ($)	Dec. 31, 2011 6.00% Notes USD ($)	Dec. 31, 2012 Verizon Communications Notes USD ($)	Dec. 31, 2011 Verizon Communications Notes USD ($)	Feb. 29, 2012 Verizon Wireless Notes USD ($)	Dec. 31, 2011 Verizon Wireless Notes EUR (€)	May 31, 2011 Verizon Wireless Notes USD ($)	Jan. 31, 2012 Verizon Wireless Notes	Jul. 31, 2012 Verizon Wireless Notes Repayment of Debt USD ($)	Apr. 30, 2011 Verizon Pennsylvania Five Point Six Five Percentage Debentures USD ($)	Apr. 30, 2011 Verizon New England 6.50% Debentures USD ($)	Nov. 30, 2011 Verizon Florida Inc Debentures Due January Fifteen Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon Maryland Inc Debentures Due March One Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon New York Inc Debentures Due April One Two Thousand Twelve USD ($)	Dec. 31, 2012 Guarantee of Debt Obligations of GTE Corporation USD ($)	Nov. 30, 2012 Notes Due Twenty Thirty Nine USD ($)	Dec. 31, 2012 Notes Due Twenty Thirty Nine USD ($)	Nov. 02, 2012 Notes Due Twenty Thirty Nine USD ($)	Nov. 30, 2012 Notes Due Two Thousand And Fifteen USD ($)	Nov. 30, 2012 Notes Due Twenty Seventeen USD ($)	Nov. 30, 2012 Notes Due Twenty Twenty Two USD ($)	Nov. 30, 2012 Notes Due Twenty Forty Two USD ($)	Dec. 31, 2012 Notes 8.75 Percent USD ($)	Dec. 31, 2012 Notes 4.35% USD ($)	Nov. 30, 2011 Notes Due 2014 USD ($)	Nov. 30, 2011 Notes Due 2016 USD ($)	Nov. 30, 2011 Notes Due 2021 USD ($)	Nov. 30, 2011 Notes Due 2041 USD ($)	Nov. 30, 2011 Verizon Communication Notes Due September Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon Communication Notes Due June Two Thousand Twelve USD ($)	Nov. 30, 2011 Verizon Communication Notes Due June Two Thousand Twelve USD ($)	Jan. 31, 2012 Verizon New Jersey Inc. Debentures USD ($)	Dec. 31, 2012 Floating Rate Notes USD ($)	Nov. 30, 2012 November 30, 2012 Verizon Communications Notes due 2039 USD ($)	Dec. 31, 2012 December 31, 2012 Verizon Communications Notes due 2018 USD ($)	Dec. 31, 2012 Due Two Thousand Thirteen	Dec. 31, 2012 Guarantee Of Debentures And First Mortgage Bonds Of Operating Telephone Company Subsidiaries USD ($)
Debt Instrument [Line Items]
Weighted average interest rate of commercial paper	0.40%		0.40%	0.40%	0.40%
Credit facility, maturity date									Aug 12, 2016
Amount of borrowing capacity on four-year credit facility									$ 6,200,000,000
Amount of unused borrowing capacity on four-year credit facility									6,100,000,000
Aggregate principal amount		4,500,000,000	6,250,000,000		6,250,000,000	4,600,000,000					1,000,000,000	1,500,000,000	1,250,000,000	1,500,000,000	1,000,000,000																1,250,000,000	1,000,000,000	500,000,000	1,750,000,000	1,250,000,000			800,000,000	1,300,000,000	1,900,000,000	800,000,000						1,250,000,000	2,000,000,000
Stated interest rate on debt instrument											0.61%	1.95%	3.00%	4.60%	6.00%	4.35%	5.35%	5.25%	7.63%		5.88%	7.00%	5.65%	6.50%	6.13%	6.13%	6.88%				8.95%	0.70%	1.10%	2.45%	3.85%	8.75%	4.35%	1.25%	2.00%	3.50%	4.75%	7.38%	6.88%	6.88%		4.63%	8.95%	8.75%
Debt instrument maturity date											2014	2014	2016	2021	2041	February 2013							November 15, 2011	September 15, 2011	January 2013	March 2012	April 2012		2039			2015	2017	2022	2042	November 2018	February 2013	2014	2016	2021	2041	September 2012	June 2012	June 2012		March 2013			March 2013
Amount of notes repaid										200,000,000						750,000,000	500,000,000								400,000,000	500,000,000	1,000,000,000		900,000,000							700,000,000	750,000,000					1,000,000,000		600,000,000		1,000,000,000	900,000,000	700,000,000
Redemption price of notes percentage		186.50%		100.70%																			102.90%	102.30%	106.30%	101.50%	102.20%									140.20%						105.20%		103.50%		101.10%
Borrowings under the credit facility			300,000,000		300,000,000																									350,000,000
Cash proceeds from debt		4,470,000,000	6,190,000,000			4,550,000,000
Notes payable and other																																				2,000,000,000
Fixed Rate Vendor Financing Facility repayment										200,000,000
Debt instrument, description of variable rate basis											LIBOR plus 0.61%
Notional amount of interest rate fair value hedge derivatives																																										1,000,000,000
Repayment of notes																		800,000,000	700,000,000	4,000,000,000		800,000,000	1,000,000,000	1,000,000,000																					1,000,000,000
Repayments of debt				6,403,000,000	11,805,000,000		8,136,000,000	900,000,000																																			1,000,000,000
Debt redemption costs	300,000,000																																										100,000,000				800,000,000
Debt instrument maturity year																																																2018
Other Cost	300,000,000			276,000,000
Principal amount outstanding in connection with the guarantee of debt obligations	$ 51,987,000,000		$ 55,152,000,000	$ 51,987,000,000	$ 55,152,000,000																							$ 1,700,000,000																						$ 4,300,000,000

Outstanding Long-Term Debt Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 6.3% in 2012 and 2011, respectively)	$ 298	$ 352
Unamortized discount, net of premium	(228)	(271)
Total long-term debt, including current maturities	51,487	53,218
Less long-term debt maturing within one year	3,869	2,915
Total long-term debt	47,618	50,303
Verizon Communications | 0.70% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	0.70%
Interest rate range, maximum	3.85%
Maturity date range, start	2013
Maturity date range, end	2042
Notes payable and other	11,198	6,900
Verizon Communications | 4.35% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	4.35%
Interest rate range, maximum	5.50%
Maturity date range, start	2013
Maturity date range, end	2041
Notes payable and other	7,062	7,832
Verizon Communications | 5.55% - 6.90% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.55%
Interest rate range, maximum	6.90%
Maturity date range, start	2016
Maturity date range, end	2041
Notes payable and other	11,031	11,043
Verizon Communications | 7.35% - 8.95% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.35%
Interest rate range, maximum	8.95%
Maturity date range, start	2018
Maturity date range, end	2039
Notes payable and other	5,017	6,642
Verizon Communications | Floating Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument maturity date	2014
Notes payable and other	1,000	1,000
Verizon Wireless | 5.55% - 8.88% Assumed Notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.55%
Interest rate range, maximum	8.88%
Maturity date range, start	2013
Maturity date range, end	2018
Notes payable and other	8,635	9,331
Verizon Wireless | 6.50% - 7.88% Assumed Notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.50%
Interest rate range, maximum	7.88%
Maturity date range, start	2013
Maturity date range, end	2032
Notes payable and other	1,500	2,315
Telephone Subsidiaries | 4.75% - 7.00% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	4.75%
Interest rate range, maximum	7.00%
Maturity date range, start	2013
Maturity date range, end	2033
Notes payable and other	2,045	4,045
Telephone Subsidiaries | 7.15% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.15%
Interest rate range, maximum	7.88%
Maturity date range, start	2022
Maturity date range, end	2032
Notes payable and other	1,349	1,449
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	8.00%
Interest rate range, maximum	8.75%
Maturity date range, start	2019
Maturity date range, end	2031
Notes payable and other	880	880
Other Subsidiaries | 6.84% - 8.75% Debentures And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.84%
Interest rate range, maximum	8.75%
Maturity date range, start	2018
Maturity date range, end	2028
Notes payable and other	$ 1,700	$ 1,700

Outstanding Long-Term Debt Obligations (Parenthetical) (Detail) (Average Rates For Capital Lease Obligations)	Dec. 31, 2012	Dec. 31, 2011
Average Rates For Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Capital Lease Weighted Average Interest Rate	6.30%	6.30%

Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 3,869
2014	6,809
2015	2,188
2016	4,146
2017	1,342
Thereafter	$ 33,133

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	$ 1,573
Short-term Investments | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	310
Short-term Investments | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	160
Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	943
Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	7
Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	153
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	310	[1]
Level 1 | Short-term Investments | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	310	[1]
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	1,263	[2]
Level 2 | Short-term Investments | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	160	[2]
Level 2 | Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	943	[2]
Level 2 | Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	7	[2]
Level 2 | Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments measured on a recurring basis	$ 153	[2]

[1]	quoted prices in active markets for identical assets or liabilities
[2]	observable inputs other than quoted prices in active markets for identical assets and liabilities

Fair Value of Short Term and Long Term Debt Excluding Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 51,987	$ 55,152
Carrying Amount, Fair Value Disclosure | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	51,689	54,800
Fair Value, Fair Value Disclosure | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 61,552	$ 64,485

Fair Value Measurements - Additional Information (Detail) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended				12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2009 Forward Contracts	Dec. 31, 2012 Interest Rate Swaps Settled	Dec. 31, 2012 Interest Rate Swaps	Dec. 31, 2011 Interest Rate Swaps	Dec. 31, 2012 Cross Currency Swaps	Mar. 31, 2009 Shares Subject To Prepaid Forward Agreement	Mar. 31, 2010 Shares Subject To Prepaid Forward Agreement Forward Contracts	Dec. 31, 2009 Shares Subject To Prepaid Forward Agreement Forward Contracts
Derivatives, Fair Value [Line Items]
Notional amount of interest rate swaps					$ 5.8	$ 1.3
Net proceeds from settlement of interest rate swaps	0.7
Fair value of interest rate swaps							0.6
Notional amount of interest rate swaps		1
Proceeds from other debt								1.6
Number of common shares subject to delivery in connection with termination of prepaid forward agreement	2,967,610,119		2,967,610,119						14,000,000	9,000,000	5,000,000
Cost of Verizon shares for which prepaid forward agreements were negotiated				$ 0.4

Stock Based Compensation - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan	119.6
Period of stock option life following date of grant, in years	10
Share-based compensation	$ 700,000,000	$ 500,000,000	$ 500,000,000
Percentage of fair market value of Verizon common stock on the grant date	100.00%
Vesting period of stock options, in years	3 years
Total intrinsic value of stock options exercised	100,000,000
Cash received from the exercise of stock options	300,000,000	200,000,000
Value Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments made to settle compensation classified as liability awards	100,000,000	100,000,000	100,000,000
Period of stock option life following date of grant, in years	10
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs	400,000,000
Weighted-average period of unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs (in years)	2
Payments made to settle compensation classified as liability awards	$ 600,000,000	$ 700,000,000	$ 700,000,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per unit	$ 38.67	$ 36.38

Restricted and Performance Stock Unit Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	19,836	20,923	19,443
Granted	6,350	6,667	8,422
Payments	(7,369)	(7,600)	(6,788)
Cancelled/Forfeited	(148)	(154)	(154)
Ending Balance	18,669	19,836	20,923
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	27,614	32,380	29,895
Granted	20,537	10,348	17,311
Payments	(8,499)	(12,137)	(14,364)
Cancelled/Forfeited	(189)	(2,977)	(462)
Ending Balance	39,463	27,614	32,380

Assumption Used in Black-Scholes Model (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	0.19%
Expected term (in years)	7 months 13 days
Expected volatility	43.27%

Value Appreciation Rights Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average Grant-Date Fair Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 12.39	$ 13.11	$ 16.54
Exercised	$ 10.3	$ 14.87	$ 24.47
Cancelled/Forfeited	$ 11.1	$ 14.74	$ 22.72
Ending Balance	$ 13.89	$ 12.39	$ 13.11
Value Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	8,214	11,569	16,591
Exercised	(3,427)	(3,303)	(4,947)
Cancelled/Forfeited	(21)	(52)	(75)
Ending Balance	4,766	8,214	11,569

Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 41.24	$ 44.25	$ 44.52
Exercised	$ 35.2	$ 35	$ 34.51
Cancelled/Forfeited	$ 45.15	$ 51.06	$ 44.9
Ending Balance	$ 34.69	$ 41.24	$ 44.25
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	27,819	56,844	107,765
Exercised	(7,447)	(7,104)	(372)
Cancelled/Forfeited	(17,054)	(21,921)	(50,549)
Ending Balance	3,318	27,819	56,844

Stock Option Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options	3,318
Weighted-Average Remaining Life (years)	9 months 18 days
Weighted-Average Exercise Price	$ 34.69
Exercise Price Range 30.00-39.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, low	$ 30
Range of Exercise Prices, high	$ 39.99
Stock Options	3,273
Weighted-Average Remaining Life (years)	9 months 18 days
Weighted-Average Exercise Price	$ 34.58
Exercise Price Range 40.00-49.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, low	$ 40
Range of Exercise Prices, high	$ 49.99
Stock Options	45
Weighted-Average Remaining Life (years)	3 months 18 days
Weighted-Average Exercise Price	$ 42.99

Change in Benefit Obligations Change in Plan Assets Funded Status Amounts Recognized on Balance Sheet and Amounts Recognized in Accumulated Other Comprehensive Loss Pretax (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (34,346)	$ (32,957)
Pension
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	30,582	29,217
Service cost	358	307	353
Interest cost	1,449	1,590	1,797
Plan amendments	183	(485)
Actuarial loss, net	6,074	3,360
Benefits paid	(2,735)	(2,564)
Annuity purchase	(8,352)
Settlements paid	(786)	(843)
End of Year	26,773	30,582	29,217
Beginning of year	24,110	25,814
Actual return on plan assets	2,326	1,191
Company contributions	3,719	512
Benefits paid	(2,735)	(2,564)
Settlements paid	(786)	(843)
Annuity purchase	(8,352)
End of year	18,282	24,110	25,814
End of year	(8,491)	(6,472)
Noncurrent assets	236	289
Current liabilities	(129)	(195)
Noncurrent liabilities	(8,598)	(6,566)
Total	(8,491)	(6,472)
Prior Service Cost	181	(3)
Total	181	(3)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	27,369	25,718
Service cost	359	299	305
Interest cost	1,284	1,421	1,639
Plan amendments	(1,826)
Actuarial loss, net	1,402	1,687
Benefits paid	(1,744)	(1,756)
End of Year	26,844	27,369	25,718
Beginning of year	2,628	2,945
Actual return on plan assets	312	63
Company contributions	1,461	1,376
Benefits paid	(1,744)	(1,756)
End of year	2,657	2,628	2,945
End of year	(24,187)	(24,741)
Current liabilities	(766)	(735)
Noncurrent liabilities	(23,421)	(24,006)
Total	(24,187)	(24,741)
Prior Service Cost	(2,247)	(510)
Total	$ (2,247)	$ (510)

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011 Employee	Dec. 31, 2010	Dec. 31, 2013 Subsequent Event Scenario, Forecast	Dec. 31, 2012 Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2011 Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2011 Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets	Dec. 31, 2010 Voluntary Separation Employee	Dec. 31, 2012 Return Seeking Assets	Dec. 31, 2012 Liability Hedging Assets	Dec. 31, 2012 Qualified Pension Trusts	Dec. 31, 2012 Non Qualified Pension Plans	Dec. 31, 2012 Other Postretirement Benefit Plans	Dec. 31, 2013 Other Postretirement Benefit Plans Subsequent Event Scenario, Forecast	Sep. 30, 2012 Verizon Management Pension Plan Liabilities Expected to be Purchased by The Prudential Insurance Company of America and Prudential Financial Inc.	Dec. 10, 2012 Verizon Management Pension Plan Liabilities Expected to be Purchased by The Prudential Insurance Company of America and Prudential Financial Inc. Subsequent Event Employee	Dec. 31, 2012 Pension	Dec. 31, 2011 Pension	Dec. 31, 2010 Pension	Dec. 31, 2012 Pension Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2012 Pension Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets	Dec. 31, 2012 Pension Annuitization Benefit	Dec. 31, 2012 Pension Severance charges to management employees	Dec. 31, 2012 Verizon Management Defined Benefit Pension Plan Employees Employee
Defined Benefit Plan Disclosure [Line Items]
Management Retirees Covered By Group Annuity Contract																								43,000
Accumulated benefit obligation for all defined benefit pension plans	$ 26,500,000,000	$ 30,300,000,000
Define benefits postretirement plans amortized from accumulated other comprehensive loss	200,000,000
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)	10
Target allocation percentage of assets									70.00%	30.00%
Defined benefit plan contributions by employer											900,000,000	200,000,000	1,500,000,000		2,600,000,000		3,719,000,000	512,000,000
Defined benefit plan contributions by employer in next fiscal year				100,000,000										1,500,000,000
Number of unallocated shares of common stock in ESOP	711,000
Number of allocated shares of common stock in ESOP	64,000,000
Total savings plan cost	700,000,000	700,000,000	700,000,000
Number of Retirees Covered Under Group Annuity Contract																41,000
Severance, pension and benefit charges	7,186,000,000	5,954,000,000	3,054,000,000			5,000,000,000	900,000,000													5,300,000,000	700,000,000	1,000,000,000	400,000,000
Discount Rate		5.00%	5.75%														4.20%	5.00%
Expected return on plan assets	7.50%	8.00%															7.50%	8.00%	8.50%
Actual return on assets					10.00%		5.00%
Number of management employees	4,000
Remeasurement gain (loss)			(600,000,000)														(5,542,000,000)	(4,146,000,000)	166,000,000
Number of employees included in planned workforce reductions		2,500						11,900
Severance costs			1,200,000,000
Pension and postretirement curtailment losses and special termination benefits			$ 1,300,000,000

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 26,351	$ 29,643
Accumulated benefit obligation	26,081	29,436
Fair value of plan assets	$ 17,623	$ 22,916

Benefit or Income Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Remeasurement (gain) loss, net			$ 600
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	358	307	353
Amortization of prior service cost (credit)	(1)	72	109
Subtotal	357	379	462
Expected return on plan assets	(1,795)	(1,976)	(2,176)
Interest cost	1,449	1,590	1,797
Subtotal	11	(7)	83
Remeasurement (gain) loss, net	5,542	4,146	(166)
Net periodic benefit (income) cost	5,553	4,139	(83)
Curtailment and termination benefits			860
Total	5,553	4,139	777
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	359	299	305
Amortization of prior service cost (credit)	(89)	(57)	375
Subtotal	270	242	680
Expected return on plan assets	(171)	(163)	(252)
Interest cost	1,284	1,421	1,639
Subtotal	1,383	1,500	2,067
Remeasurement (gain) loss, net	1,262	1,787	758
Net periodic benefit (income) cost	2,645	3,287	2,825
Curtailment and termination benefits			386
Total	$ 2,645	$ 3,287	$ 3,211

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 183	$ (485)
Reversal of amortization items Prior service cost	1	(72)
Total recognized in other comprehensive (income) loss (pretax)	184	(557)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(1,826)
Reversal of amortization items Prior service cost	89	57
Total recognized in other comprehensive (income) loss (pretax)	$ (1,737)	$ 57

Weighted Average Assumptions Used in Determining Benefit Obligations (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pension	Dec. 31, 2011 Pension	Dec. 31, 2012 Health Care And Life	Dec. 31, 2011 Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	5.75%	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases			3.00%	3.00%

Weighted Average Assumptions Used in Determining Net Periodic Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.50%	8.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	5.75%	6.25%
Expected return on plan assets	7.50%	8.00%	8.50%
Rate of compensation increases	3.00%	3.00%	4.00%
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	5.75%	6.25%
Expected return on plan assets	7.00%	6.00%	8.25%

Health Care Cost Trend Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year	7.00%	7.50%	7.75%
Rate to which cost trend rate gradually declines	5.00%	5.00%	5.00%
Year the rate reaches the level it is assumed to remain thereafter	2016	2016	2016

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on 2012 service and interest cost, Increase	$ 232
Effect on 2012 service and interest cost, Decrease	(187)
Effect on postretirement benefit obligation as of December 31, 2012,Increase	3,251
Effect on postretirement benefit obligation as of December 31, 2012,Decrease	$ (2,669)

Fair Values for Pension Plans By Asset Category (Detail) (Pension, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	$ 18,282	$ 24,110	$ 25,814
Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,618	1,215
Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,944	6,829
US Treasury and Government
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,589	1,796
Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,456	2,140
International Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	601	1,163
Other Fixed Income Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	210	359
Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,018	2,158
Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,039	6,109
Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,807	2,341
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,355	8,350
Level 1 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,586	1,184
Level 1 | Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,469	5,704
Level 1 | US Treasury and Government
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,125	1,239
Level 1 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	35	65
Level 1 | International Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	140	158
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,116	6,696
Level 2 | Cash and Cash Equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	32	31
Level 2 | Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	475	1,125
Level 2 | US Treasury and Government
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	464	557
Level 2 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,225	1,886
Level 2 | International Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	461	1,005
Level 2 | Other Fixed Income Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	210	359
Level 2 | Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category		54
Level 2 | Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	1,249	1,679
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	7,811	9,064
Level 3 | Corporate Bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	196	189
Level 3 | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	2,018	2,158
Level 3 | Private Equity
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	5,039	6,055
Level 3 | Hedge Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair values for the pension plans by asset category	$ 558	$ 662

Reconciliation of Beginning And Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 9,064	$ 8,514
Actual gain (loss) on plan assets	285	727
Purchases and sales	(1,547)	(162)
Transfers in and/or out	9	(15)
Ending Balance	7,811	9,064
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	189	180
Actual gain (loss) on plan assets	12	(4)
Purchases and sales	(14)	48
Transfers in and/or out	9	(35)
Ending Balance	196	189
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	2,158	1,769
Actual gain (loss) on plan assets	84	258
Purchases and sales	(224)	43
Transfers in and/or out		88
Ending Balance	2,018	2,158
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	6,055	5,849
Actual gain (loss) on plan assets	146	477
Purchases and sales	(1,162)	(203)
Transfers in and/or out		(68)
Ending Balance	5,039	6,055
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	662	716
Actual gain (loss) on plan assets	43	(4)
Purchases and sales	(147)	(50)
Ending Balance	$ 558	$ 662

Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) (Health Care And Life, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 2,657	$ 2,628	$ 2,945
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	291	281
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,753	1,695
US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	118	85
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	192	119
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	189	192
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	114	210
Asset Category Other
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category		46
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,180	1,124
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	13	22
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,004	951
Level 1 | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	80	58
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	11	26
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	72	67
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,477	1,504
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	278	259
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	749	744
Level 2 | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	38	27
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	181	93
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	117	125
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	114	210
Level 2 | Asset Category Other
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category		$ 46

Expected Benefit Payments to Retirees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension
Defined Benefit Plan Disclosure [Line Items]
2013	$ 3,487
2014	2,513
2015	2,315
2016	1,782
2017	1,686
2018-2022	6,703
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
2013	1,662
2014	1,670
2015	1,665
2016	1,614
2017	1,567
2018-2022	$ 7,174

Recorded Severance Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Beginning of Year	$ 1,113	$ 1,569	$ 1,638
Charged to Expense	396	32	1,217
Payments	(531)	(474)	(1,307)
Other	32	(14)	21
End of Year	$ 1,010	$ 1,113	$ 1,569

Components of Income Before Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Domestic	$ 9,316	$ 9,724	$ 11,921
Foreign	581	759	763
Income Before (Provision) Benefit For Income Taxes	$ 9,897	$ 10,483	$ 12,684

Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Federal	$ 223	$ 193	$ (705)
Foreign	(45)	25	(19)
State and Local	114	290	(42)
Total	292	508	(766)
Federal	(553)	276	2,945
Foreign	10	(38)	(24)
State and Local	(403)	(455)	316
Total	(946)	(217)	3,237
Investment tax credits	(6)	(6)	(4)
Total income tax provision (benefit)	$ (660)	$ 285	$ 2,467

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	(1.90%)	(1.00%)	1.40%
Affordable housing credit	(1.90%)	(1.80%)	(1.30%)
Employee benefits including ESOP dividend	(1.10%)	(1.40%)	(1.20%)
Medicare Part D subsidy charge			6.90%
Equity in earnings from unconsolidated businesses	(1.40%)	(1.90%)	(1.60%)
Noncontrolling interest	(33.70%)	(23.00%)	(19.50%)
Other, net	(1.70%)	(3.20%)	(0.30%)
Effective income tax rate	(6.70%)	2.70%	19.40%

Taxes - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Favorable Impact on Effective Tax Rate If Recognized	Dec. 31, 2011 Favorable Impact on Effective Tax Rate If Recognized	Dec. 31, 2010 Favorable Impact on Effective Tax Rate If Recognized	Mar. 31, 2010 Medicare Part D
Taxes [Line Items]
Effective income tax rate	(6.70%)	2.70%	19.40%
Health Care Act one time tax, rounded							$ 1
Undistributed earnings of our foreign subsidiaries	1.8
Net tax loss and credit carry forwards (tax effected)	4.6
Net tax loss and credit carry forwards (tax effected), portion that will expire between 2013 and 2032	4
Operating loss carry forwards amount	0.6
Reduction of net tax loss and credit carryforwards reflected as a deferred tax asset	0.1	0.1
Increase (decrease) in valuation allowance	(0.3)
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate				$ 2.1	$ 2.2	$ 2.1

Schedule of Cash Taxes Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income taxes, net of amounts refunded	$ 351	$ 762	$ 430
Employment taxes	1,308	1,328	1,372
Property and other taxes	1,727	1,883	1,963
Total	$ 3,386	$ 3,973	$ 3,765

Schedule of Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits	$ 13,644	$ 13,119
Tax loss and credit carry forwards	4,819	5,170
Uncollectible accounts receivable	206	224
Other - assets	1,050	952
Deferred Tax Assets, Gross, Total	19,719	19,465
Valuation allowances	(2,041)	(2,376)
Deferred tax assets	17,678	17,089
Former MCI intercompany accounts receivable basis difference	1,275	1,435
Depreciation	13,953	13,743
Leasing activity	1,208	1,569
Wireless joint venture including wireless licenses	22,171	21,778
Other - liabilities	1,320	1,233
Deferred tax liabilities	39,927	39,758
Net deferred tax liability	$ 22,249	$ 22,669

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at January 1	$ 3,078	$ 3,242	$ 3,400
Additions based on tax positions related to the current year	131	111	231
Additions for tax positions of prior years	92	456	476
Reductions for tax positions of prior years	(415)	(644)	(569)
Settlements	100	(56)	(256)
Lapses of statutes of limitations	(43)	(31)	(40)
Balance at December 31	$ 2,943	$ 3,078	$ 3,242

Schedule of After Tax Benefits Related To Interest and Penalties in Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Income tax examination, penalties and interest expense	$ 82	$ 60	$ 29

After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income tax examination, penalties and interest accrued	$ 386	$ 470

Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer Segment	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Jul. 31, 2010	Jan. 31, 2009	Dec. 31, 2012 Wireline Country	Jun. 30, 2010 Alltel Divestiture Markets	Jan. 31, 2009 Alltel Divestiture Markets	Jul. 01, 2010 Jan. 31 2009 States with Operating Markets Divested as Regulatory Condition Alltel Divestiture Markets
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of operating markets divested as regulatory condition of acquisition					105		105	105
Number of states in which overlapping properties divested									24
Number of states in which local exchange business and related landline activities were spun off				14
Number of countries outside the United States of America to which our Wireline segment provides products and services						150
Number of customers individually accounting for more than ten percent of total operating revenues	0	0	0
Percentage maximum accounted for	10.00%	10.00%	10.00%

Operating Financial Information for Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 115,648	$ 110,836	$ 104,634
Total operating revenues	30,045	29,007	28,552	28,242	28,436	27,913	27,536	26,990	115,846	110,875	106,565
Cost of services and sales									46,275	45,875	44,149
Selling, general and administrative expense									39,951	35,624	31,366
Depreciation and amortization expense									16,460	16,496	16,405
Total operating expenses									102,686	97,995	91,920
Operating income	(3,169)	5,483	5,651	5,195	(1,112)	4,647	4,892	4,453	13,160	12,880	14,645
Verizon Wireless
Segment Reporting Information [Line Items]
Total operating revenues									75,868	70,154	63,407
Cost of services and sales									24,490	24,086	19,245
Selling, general and administrative expense									21,650	19,579	18,082
Depreciation and amortization expense									7,960	7,962	7,356
Total operating expenses									54,100	51,627	44,683
Operating income									21,768	18,527	18,724
Verizon Wireless | External Operating Revenues | Service Revenue Retail Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									61,383	56,601	53,267
Verizon Wireless | External Operating Revenues | Service Revenue Other Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,290	2,497	2,321
Verizon Wireless | External Operating Revenues | Service Revenue
Segment Reporting Information [Line Items]
Segment reporting information, revenue									63,673	59,098	55,588
Verizon Wireless | External Operating Revenues | Equipment
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,010	7,446	4,412
Verizon Wireless | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									4,096	3,517	3,341
Verizon Wireless | Intersegment Revenues
Segment Reporting Information [Line Items]
Segment reporting information, revenue									89	93	66
Wireline
Segment Reporting Information [Line Items]
Total operating revenues									39,780	40,682	41,227
Cost of services and sales									22,413	22,158	22,618
Selling, general and administrative expense									8,883	9,107	9,372
Depreciation and amortization expense									8,424	8,458	8,469
Total operating expenses									39,720	39,723	40,459
Operating income									60	959	768
Wireline | External Operating Revenues | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Segment reporting information, revenue									14,043	13,605	13,419
Wireline | External Operating Revenues | Mass Markets Small Business
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,648	2,720	2,828
Wireline | External Operating Revenues | Mass Markets
Segment Reporting Information [Line Items]
Segment reporting information, revenue									16,691	16,325	16,247
Wireline | External Operating Revenues | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,052	7,607	6,602
Wireline | External Operating Revenues | Global Enterprise Core
Segment Reporting Information [Line Items]
Segment reporting information, revenue									7,240	8,014	8,712
Wireline | External Operating Revenues | Global Enterprise
Segment Reporting Information [Line Items]
Segment reporting information, revenue									15,292	15,621	15,314
Wireline | External Operating Revenues | Global Wholesale
Segment Reporting Information [Line Items]
Segment reporting information, revenue									6,177	6,795	7,526
Wireline | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									508	704	858
Wireline | Intersegment Revenues
Segment Reporting Information [Line Items]
Segment reporting information, revenue									1,112	1,237	1,282
Total Segments
Segment Reporting Information [Line Items]
Total operating revenues									115,648	110,836	104,634
Cost of services and sales									46,903	46,244	41,863
Selling, general and administrative expense									30,533	28,686	27,454
Depreciation and amortization expense									16,384	16,420	15,825
Total operating expenses									93,820	91,350	85,142
Operating income									21,828	19,486	19,492
Total Segments | External Operating Revenues | Service Revenue Retail Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									61,383	56,601	53,267
Total Segments | External Operating Revenues | Service Revenue Other Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,290	2,497	2,321
Total Segments | External Operating Revenues | Service Revenue
Segment Reporting Information [Line Items]
Segment reporting information, revenue									63,673	59,098	55,588
Total Segments | External Operating Revenues | Equipment
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,010	7,446	4,412
Total Segments | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									4,096	3,517	3,341
Total Segments | External Operating Revenues | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Segment reporting information, revenue									14,043	13,605	13,419
Total Segments | External Operating Revenues | Mass Markets Small Business
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,648	2,720	2,828
Total Segments | External Operating Revenues | Mass Markets
Segment Reporting Information [Line Items]
Segment reporting information, revenue									16,691	16,325	16,247
Total Segments | External Operating Revenues | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,052	7,607	6,602
Total Segments | External Operating Revenues | Global Enterprise Core
Segment Reporting Information [Line Items]
Segment reporting information, revenue									7,240	8,014	8,712
Total Segments | External Operating Revenues | Global Enterprise
Segment Reporting Information [Line Items]
Segment reporting information, revenue									15,292	15,621	15,314
Total Segments | External Operating Revenues | Global Wholesale
Segment Reporting Information [Line Items]
Segment reporting information, revenue									6,177	6,795	7,526
Total Segments | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									508	704	858
Total Segments | Intersegment Revenues
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 1,201	$ 1,330	$ 1,348

Reconciliation of Segment Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 225,222	$ 230,461
Plant, property and equipment, net	88,642	88,434
Capital expenditures	16,175	16,244	16,458
Verizon Wireless
Segment Reporting Information [Line Items]
Assets	142,485	147,378	138,863
Plant, property and equipment, net	34,545	33,451	32,253
Capital expenditures	8,857	8,973	8,438
Wireline
Segment Reporting Information [Line Items]
Assets	84,815	86,185	83,849
Plant, property and equipment, net	52,911	54,149	54,594
Capital expenditures	6,342	6,399	7,269
Total Segments
Segment Reporting Information [Line Items]
Assets	227,300	233,563	222,712
Plant, property and equipment, net	87,456	87,600	86,847
Capital expenditures	$ 15,199	$ 15,372	$ 15,707

Summary of Reconciliation of Segment Operating Revenues (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ 115,648	$ 110,836	$ 104,634
Deferred revenue adjustment (see Note 1)											(235)
Operating Revenues	30,045	29,007	28,552	28,242	28,436	27,913	27,536	26,990	115,846	110,875	106,565
Revenue Generated By Assets Sold
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues											2,407
Corporate, eliminations and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ 198	$ 39	$ (241)

Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Merger integration and acquisition related charges (see Note 2)												$ (867)
Access line spin-off related charges (see Note 2)												(407)
Litigation settlements (see Note 16)			(400)							(384)
Severance, pension and benefit charges (see Note 11)										(7,186)	(5,954)	(3,054)
Deferred revenue adjustment (see Note 1)												(235)
Other costs (see Note 8)	(300)									(276)
Operating income		(3,169)	5,483	5,651	5,195	(1,112)	4,647	4,892	4,453	13,160	12,880	14,645
Equity in earnings of unconsolidated businesses										324	444	508
Other income and (expense), net										(1,016)	(14)	54
Interest expense										(2,571)	(2,827)	(2,523)
Income Before (Provision) Benefit For Income Taxes										9,897	10,483	12,684
Operating Income Generated By Assets Sold
Segment Reporting Information [Line Items]
Operating income												755
Operating Income (Loss) Generated By Corporate And Other
Segment Reporting Information [Line Items]
Operating income										(822)	(652)	(1,039)
Total Segments
Segment Reporting Information [Line Items]
Operating income										$ 21,828	$ 19,486	$ 19,492

Summary of Reconciliation of segment Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Line Items]
Corporate, eliminations and other	$ (2,078)	$ (3,102)
Total assets	225,222	230,461
Total Segments
Segment Reporting Disclosure [Line Items]
Total assets	$ 227,300	$ 233,563

Comprehensive Income - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss) [Line Items]
Change in Defined benefit pension and postretirement plans, net of tax	$ 936,000,000	$ 316,000,000	$ 2,451,000,000
Change in Defined benefit pension and postretirement plans, tax portion	$ 600,000,000	$ 200,000,000

Components in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments	$ 793	$ 724
Net unrealized gain on cash flow hedges	88	156
Unrealized gain on marketable securities	101	72
Defined benefit pension and postretirement plans	1,253	317
Accumulated Other Comprehensive Income	$ 2,235	$ 1,269

Income Statement Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Depreciation expense	$ 14,920	$ 14,991	$ 14,593
Interest costs on debt balances	2,977	3,269	3,487
Capitalized interest costs	(406)	(442)	(964)
Advertising expense	$ 2,381	$ 2,523	$ 2,451

Balance Sheet Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Accounts payable	$ 4,740	$ 4,194
Accrued expenses	4,608	3,786
Accrued vacation, salaries and wages	5,006	4,857
Interest payable	632	774
Taxes payable	1,196	1,078
Total accounts payable and accrued liabilities	16,182	14,689
Advance billings and customer deposits	3,554	3,411
Dividends payable	1,494	1,440
Special distribution to noncontrolling interest		4,500
Other	1,357	1,872
Total other current liabilities	$ 6,405	$ 11,223

Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Interest, net of amounts capitalized	$ 1,971	$ 2,629	$ 2,433

Additional Financial Information - Additional Information (Detail) (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Common shares issued from treasury related to dividend payments	24.6
Aggregate value of common shares issued from treasury related to dividend payments	$ 1

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2011	Sep. 30, 2012	Dec. 31, 2012
Loss Contingencies [Line Items]
Approximate number of federal district court actions alleged for patent infringement			50
Payments for Legal Settlements		$ 400,000,000	$ 384,000,000
Future payments for legal settlements		200,000,000
Guarantee obligations, year term (in years)	30
Letters of credit			100,000,000
Purchase commitments			41,800,000,000
2013			29,600,000,000
2014-2015			7,500,000,000
2016-2017			4,200,000,000
Thereafter			500,000,000
Purchases against commitments			$ 16,000,000,000

Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Operating Revenues	$ 30,045		$ 29,007		$ 28,552		$ 28,242		$ 28,436		$ 27,913		$ 27,536		$ 26,990		$ 115,846	$ 110,875	$ 106,565
Operating Income (Loss)	(3,169)		5,483		5,651		5,195		(1,112)		4,647		4,892		4,453		13,160	12,880	14,645
Net income attributable to Verizon	(4,229)	[1]	1,593	[1]	1,825	[1]	1,686	[1]	(2,023)	[1]	1,379	[1]	1,609	[1]	1,439	[1]	875	2,404	2,549
Earnings (Loss) Per Share, Basic	$ (1.48)	[1]	$ 0.56	[1]	$ 0.64	[1]	$ 0.59	[1]	$ (0.71)	[1]	$ 0.49	[1]	$ 0.57	[1]	$ 0.51	[1]	$ 0.31	$ 0.85	$ 0.9
Earnings (Loss) Per Share, Diluted	$ (1.48)	[1]	$ 0.56	[1]	$ 0.64	[1]	$ 0.59	[1]	$ (0.71)	[1]	$ 0.49	[1]	$ 0.57	[1]	$ 0.51	[1]	$ 0.31	$ 0.85	$ 0.9
Net Income (Loss)	$ (1,926)		$ 4,292		$ 4,285		$ 3,906		$ (212)		$ 3,542		$ 3,604		$ 3,264		$ 10,557	$ 10,198	$ 10,217

[1]	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.

Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	3 Months Ended
	Sep. 30, 2012 Legal Settlement	Dec. 31, 2012 Severance, pension and benefit charges	Sep. 30, 2011 Severance, pension and benefit charges	Dec. 31, 2011 Severance, pension and benefit charges and costs related to the early redemption of debt
Quarterly Financial Information [Line Items]
After-tax charges included in consolidated results of operations	$ 0.2	$ 5.3	$ 0.2	$ 3.5